Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY   (registered trademark)
ADVISOR    DOMESTIC EQUITY

       FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
GROWTH FUNDS:  CLASSES

Fidelity Advisor TechnoQuant   (registered trademark)     Growth Fund
A,T,B,C Fidelity Advisor Small Cap Fund  A,T,B,C Fidelity Advisor
   Value Strategies     Fund A,T,B Fidelity Advisor Mid Cap Fund
A,T,B,C Fidelity Advisor Retirement Growth Fund A,T,B,C Fidelity Advisor Equity Growth Fund A,T,B,C Fidelity Advisor Large Cap Fund A,T,B,C Fidelity Advisor Dividend Growth Fund A,T,B,C Fidelity Advisor Growth Opportunities Fund A,T,B,C

GROWTH AND INCOME FUNDS:

Fidelity Advisor Growth & Income Fund A,T,B,C Fidelity Advisor Equity Income Fund A,T,B,C Fidelity Advisor Asset Allocation Fund A,T,B,C
Fidelity Advisor Balanced Fund   A,T,B,C

PROSPECTUS

FEBRUARY 26, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

   REVISED DECEMBER 29, 1999

CONTENTS

FUND SUMMARY             3    INVESTMENT SUMMARY

                         8    PERFORMANCE

                         16   FEE TABLE

FUND BASICS              27   INVESTMENT DETAILS

                         32   VALUING SHARES

SHAREHOLDER INFORMATION  32   BUYING AND SELLING SHARES

                         40   EXCHANGING SHARES

                         40   ACCOUNT FEATURES AND POLICIES

                         44   DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         44   TAX CONSEQUENCES

FUND SERVICES            44   FUND MANAGEMENT

                         46   FUND DISTRIBUTION

APPENDIX                 52   FINANCIAL HIGHLIGHTS

                         110  PRIOR PERFORMANCE OF SIMILAR
                              FUNDS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using computer-aided, quantitative analysis of technical factors such as price and volume information as well as fundamental factors to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES
   FMR's principal investment strategies include:

(small solid bullet)    Investing primarily in common stocks.

(small solid bullet)    Investing in securities of companies that FMR
believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

(small solid bullet)    Focusing investments in medium-sized
companies, but may also invest substantially in larger or smaller companies.
(small solid bullet)    Investing in domestic and foreign issuers.

(small solid bullet)    Using fundamental analysis of each issuer's
financial condition and industry position and market and economic conditions to select investments.

   PRINCIPAL INVESTMENT RISKS

   The fund is subject to the following principal investment risks:

(small solid bullet)        STOCK MARKET VOLATILITY.    Stock markets
are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
Different parts of the market can react differently to these developments.

(small solid bullet)        FOREIGN EXPOSURE.    Foreign markets can
be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet)        ISSUER-SPECIFIC CHANGES.    The value of
an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

(small solid bullet)        "VALUE" INVESTING.    "Value" stocks can
perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).

(small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

(small solid bullet) Realizing capital gains without considering the tax consequences to shareholders.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in common stocks.

(small solid bullet) Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with large market capitalizations (over $1 billion).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in companies that it believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term /money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the funds' performance, as represented by the performance of Class T, from year to year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Advisor Balanced may also compare its performance to the performance of a combination of market indexes over various periods of time. Each of Advisor Equity Income and Advisor Equity Growth may also compare its performance to the performance of
an additional index over various periods of time.    Prior to July 1,
1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance
may not represent its current investment policies.     Returns are
based on past results and are not an indication of future performance.

Because Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation were new when this prospectus was printed, their performance history is not included. Performance history will be available for Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation after each fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

ADVISOR TECHNOQUANT GROWTH -
CLASS T

Calendar Years                                                1997    1998

                                                              11.82%  15.63%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 11.82
Row: 10, Col: 1, Value: 15.63

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
TECHNOQUANT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 18.04%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.30% (QUARTER ENDING MARCH 31, 1997).


ADVISOR VALUE STRATEGIES -
CLASS T

Calendar Years              1989    1990    1991    1992    1993    1994    1995    1996   1997    1998

                            32.60%  -7.17%  23.08%  12.87%  20.44%  -7.17%  38.16%  1.53%  26.01%  0.84%




Percentage (%)
Row: 1, Col: 1, Value: 32.6
Row: 2, Col: 1, Value: -7.17
Row: 3, Col: 1, Value: 23.08
Row: 4, Col: 1, Value: 12.87
Row: 5, Col: 1, Value: 20.44
Row: 6, Col: 1, Value: -7.17
Row: 7, Col: 1, Value: 38.16
Row: 8, Col: 1, Value: 1.53
Row: 9, Col: 1, Value: 26.01
Row: 10, Col: 1, Value: 0.8400000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR    VALUE
STRATEGIES    , THE HIGHEST RETURN FOR A QUARTER WAS 18.07% (QUARTER
ENDING SEPTEMBER 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -17.99% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR MID CAP - CLASS T

Calendar Years                                             1997    1998

                                                           27.25%  14.41%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 27.25
Row: 10, Col: 1, Value: 14.41

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR MID CAP, THE HIGHEST RETURN FOR A QUARTER WAS 23.34% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.31% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR EQUITY GROWTH - CLASS T

Calendar Years                                   1993    1994    1995    1996    1997    1998

                                                 14.85%  -0.89%  39.14%  16.24%  23.93%  38.72%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 14.85
Row: 6, Col: 1, Value: -0.8900000000000001
Row: 7, Col: 1, Value: 39.14
Row: 8, Col: 1, Value: 16.24
Row: 9, Col: 1, Value: 23.93
Row: 10, Col: 1, Value: 38.72000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR EQUITY GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 24.10% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -5.95%
(QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR LARGE CAP - CLASS T

Calendar Years                                               1997    1998

                                                             23.82%  35.50%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 23.82
Row: 10, Col: 1, Value: 35.5

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR LARGE CAP, THE HIGHEST RETURN FOR A QUARTER WAS 23.50% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.74%
(QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR GROWTH OPPORTUNITIES
- CLASS T

Calendar Years                1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                              24.14%  -1.65%  42.68%  15.03%  22.17%  2.86%  33.04%  17.73%  28.56%  23.98%



Percentage (%)
Row: 1, Col: 1, Value: 24.14
Row: 2, Col: 1, Value: -1.65
Row: 3, Col: 1, Value: 42.68
Row: 4, Col: 1, Value: 15.03
Row: 5, Col: 1, Value: 22.17
Row: 6, Col: 1, Value: 2.36
Row: 7, Col: 1, Value: 33.04
Row: 8, Col: 1, Value: 17.73
Row: 9, Col: 1, Value: 28.56
Row: 10, Col: 1, Value: 23.98

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR GROWTH OPPORTUNITIES, THE HIGHEST RETURN FOR A QUARTER WAS 25.40% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -20.91% (QUARTER ENDING SEPTEMBER 30, 1990).

ADVISOR GROWTH & INCOME -
CLASS T

Calendar Years                                             1997    1998

                                                           27.69%  30.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 27.69
Row: 10, Col: 1, Value: 30.31

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR GROWTH & INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 23.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.67% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR EQUITY INCOME - CLASS T

Calendar Years                                   1993    1994   1995    1996    1997    1998

                                                 18.03%  6.46%  32.55%  14.61%  25.89%  16.14%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 18.03
Row: 6, Col: 1, Value: 6.46
Row: 7, Col: 1, Value: 32.55
Row: 8, Col: 1, Value: 14.61
Row: 9, Col: 1, Value: 25.89
Row: 10, Col: 1, Value: 16.14

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR EQUITY INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 17.75% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -12.28% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR BALANCED - CLASS T

Calendar Years              1989    1990    1991    1992   1993    1994    1995    1996   1997    1998

                            24.60%  -2.94%  34.48%  9.20%  19.66%  -5.09%  14.06%  8.43%  22.33%  15.45%



Percentage (%)
Row: 1, Col: 1, Value: 24.6
Row: 2, Col: 1, Value: -2.94
Row: 3, Col: 1, Value: 34.48
Row: 4, Col: 1, Value: 9.199999999999999
Row: 5, Col: 1, Value: 19.66
Row: 6, Col: 1, Value: -5.09
Row: 7, Col: 1, Value: 14.06
Row: 8, Col: 1, Value: 8.43
Row: 9, Col: 1, Value: 22.33
Row: 10, Col: 1, Value: 15.45

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR BALANCED, THE HIGHEST RETURN FOR A QUARTER WAS 14.15% (QUARTER ENDING MARCH 31,
1991) AND THE LOWEST RETURN FOR A QUARTER WAS -8.52% (QUARTER ENDING SEPTEMBER 30, 1990).

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).


For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR TECHNOQUANT GROWTH -      9.13%        n/a           10.62%A
CLASS A

ADVISOR TECHNOQUANT GROWTH -      11.59%       n/a           11.70%A
CLASS T

ADVISOR TECHNOQUANT GROWTH -      10.01%       n/a           11.36%A
CLASS B

ADVISOR TECHNOQUANT GROWTH -      13.80%       n/a           13.80%B
CLASS C

S&P 500                           28.58%       n/a           30.95%A

Lipper Capital Appreciation       19.96%       n/a           17.52%A
Funds Average

ADVISOR VALUE STRATEGIES -        -5.10%       n/a           9.31%A
CLASS A

ADVISOR VALUE STRATEGIES -        -2.69%       9.81%         12.64%
CLASS T

ADVISOR VALUE STRATEGIES -        -4.67%       n/a           14.42%C
CLASS B

S&P 500                           28.58%       24.06%        19.21%

Russell MidCap Value Index        5.08%        17.53%        16.18%

Lipper Capital Appreciation       19.96%       14.96%        14.09%
Funds Average

ADVISOR MID CAP - CLASS A         7.98%        n/a           17.27%A

ADVISOR MID CAP - CLASS T         10.40%       n/a           18.53%A

ADVISOR MID CAP - CLASS B         8.79%        n/a           18.39%A

ADVISOR MID CAP - CLASS C         12.40%       n/a           12.40%B

S&P MidCap 400 Index              19.11%       n/a           25.51%A

Lipper Mid Cap Funds Average      12.16%       n/a           15.45%A

ADVISOR EQUITY GROWTH - CLASS A   30.90%       n/a           27.35%A

ADVISOR EQUITY GROWTH - CLASS T   33.86%       21.61%        20.45%D

ADVISOR EQUITY GROWTH - CLASS B   32.96%       n/a           28.78%A

ADVISOR EQUITY GROWTH - CLASS C   36.99%       n/a           36.99%B

Russell 3000 Growth Index         35.02%       24.21%        20.53%D

Lipper Growth Funds Average       22.86%       18.63%        17.33%D

S&P 500                           28.58%       24.06%        21.61%D

ADVISOR LARGE CAP - CLASS A       27.65%       n/a           25.69%A

ADVISOR LARGE CAP - CLASS T       30.76%       n/a           27.24%A

ADVISOR LARGE CAP - CLASS B       29.76%       n/a           27.30%A

ADVISOR LARGE CAP - CLASS C       33.40%       n/a           33.40%B

S&P 500                           28.58%       n/a           30.95%A

Lipper Growth Funds Average       22.86%       n/a           23.59%A



* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1998.

C FROM JANUARY 1, 1995.

D FROM JANUARY 1, 1993.

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR GROWTH OPPORTUNITIES      17.06%       n/a           22.76%A
- CLASS A

ADVISOR GROWTH OPPORTUNITIES      19.64%       19.90%        19.75%
- CLASS T

ADVISOR GROWTH OPPORTUNITIES      18.30%       n/a           18.30%B
- CLASS B

ADVISOR GROWTH OPPORTUNITIES      22.26%       n/a           22.26%B
- CLASS C

S&P 500                           28.58%       24.06%        19.21%

Lipper Growth Funds Average       22.86%       18.63%        16.72%

ADVISOR GROWTH & INCOME -         23.03%       n/a           25.49%A
CLASS A

ADVISOR GROWTH & INCOME -         25.75%       n/a           26.71%A
CLASS T

ADVISOR GROWTH & INCOME -         24.55%       n/a           26.74%A
CLASS B

ADVISOR GROWTH & INCOME -         28.35%       n/a           28.35%B
CLASS C

S&P 500                           28.58%       n/a           30.95%A

Lipper Growth and Income          15.61%       n/a           20.81%A
Funds Average

ADVISOR EQUITY INCOME - CLASS A   9.70%        n/a           17.50%A

ADVISOR EQUITY INCOME - CLASS T   12.07%       17.94%        17.95%C

ADVISOR EQUITY INCOME - CLASS B   10.54%       n/a           21.05%D

ADVISOR EQUITY INCOME - CLASS C   14.41%       n/a           14.41%B

Russell 3000 Value Index          13.50%       20.11%        19.87%C

Lipper Equity Income Funds        10.89%       16.60%        16.05%C
Average

S&P 500                           28.58%       24.06%        21.61%C

ADVISOR BALANCED - CLASS A        8.91%        n/a           15.31%A

ADVISOR BALANCED - CLASS T        11.41%       9.85%         13.02%

ADVISOR BALANCED - CLASS B        9.80%        n/a           16.34%A

ADVISOR BALANCED - CLASS C        13.65%       n/a           13.65%B

S&P 500                           28.58%       24.06%        19.21%

Lipper Balanced Funds Average     13.48%       13.84%        12.97%

Fidelity Balanced Composite       20.98%       17.32%        15.34%
Index


* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1998.

C FROM JANUARY 1, 1993.

D FROM JANUARY 1, 1995.

If FMR had not reimbursed certain class expenses during these periods, each class's returns would have been lower except for Class T and Class B of Advisor Mid Cap; Class T of Advisor Growth Opportunities; Class T of Advisor Growth & Income; and Class T and Class B of Advisor Balanced.

   Going forward, Advisor Value Strategies' performance will be compared to the Russell MidCap Value Index rather than the S&P 500. The Russell MidCap Value Index more closely reflects the fund's investment strategy.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of Advisor Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the Standard & Poor's 500 Index, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Standard & Poor's MidCap 400(registered trademark) Index is a market capitalization-weighted index of 400 medium-capitalization stocks.

Russell 3000 Growth Index is a market capitalization-weighted index of U.S. domiciled growth oriented stocks.

Russell 3000 Value Index is a market capitalization-weighted index of U.S. domiciled value oriented stocks.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided beginning on page 15 for each class of each fund except Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation, are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided beginning on page 15 for each class of Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are based on estimated expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                Class A    Class T    Class B    Class C*

Maximum sales charge (load)     5.75%A     3.50%B     None       None
on purchases (as a % of
offering price)

Maximum CDSC (as a % of the     NoneC      NoneC      5.00%D     1.00%E
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on          None       None       None       None
reinvested distributions

* ADVISOR    VALUE STRATEGIES     DOES NOT OFFER CLASS C SHARES.

A LOWER FRONT-END SALES CHARGES FOR CLASS A MAY BE AVAILABLE WITH PURCHASE OF $50,000 OR MORE.

B LOWER FRONT-END SALES CHARGES FOR CLASS T MAY BE AVAILABLE WITH PURCHASE OF $50,000 OR MORE.

C A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.

D  DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

E  ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)


                                                           Class A    Class T    Class B    Class C

ADVISOR TECHNOQUANT GROWTH  Management fee                 0.59%      0.59%      0.59%      0.59%

                            Distribution and Service       0.25%      0.50%      1.00%      1.00%
                            (12b-1) fee (including 0.25%
                            Service fee only for Class B
                            and Class C)

                            Other expenses                 0.74%      0.77%      0.70%      1.01%

                            Total annual class operating   1.58%      1.86%      2.29%      2.60%
                            expensesA

ADVISOR SMALL CAP           Management fee                 0.74%      0.74%      0.74%      0.74%

                            Distribution and Service       0.25%      0.50%      1.00%      1.00%
                            (12b-1) fee (including 0.25%
                            Service fee only for Class B
                            and Class C)

                            Other expenses                 0.64%      0.60%      0.62%      0.62%

                            Total annual class operating   1.63%      1.84%      2.36%      2.36%
                            expensesA

ADVISOR VALUE STRATEGIES    Management fee                 0.38%      0.38%      0.38%      *

                            Distribution and Service       0.25%      0.50%      1.00%      *
                            (12b-1) fee (including 0.25%
                            Service fee only for Class B)

                            Other expenses                 0.43%      0.29%      0.33%      *

                            Total annual class operating   1.06%      1.17%      1.71%      *
                            expensesA

ADVISOR MID CAP             Management fee                 0.59%      0.59%      0.59%      0.59%

                            Distribution and Service       0.25%      0.50%      1.00%      1.00%
                            (12b-1) fee (including 0.25%
                            Service fee only for Class B
                            and Class C)

                            Other expenses                 0.39%      0.34%      0.35%      0.37%

                            Total annual class operating   1.23%      1.43%      1.94%      1.96%
                            expensesA

ADVISOR RETIREMENT GROWTH   Management fee                 0.59%      0.59%      0.59%      0.59%

                            Distribution and Service       0.25%      0.50%      1.00%      1.00%
                            (12b-1) fee (including 0.25%
                            Service fee only for Class B
                            and Class C)

                            Other expenses                 0.51%      0.48%      0.50%      0.48%

                            Total annual class operating   1.35%      1.57%      2.09%      2.07%
                            expensesA



A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                        Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date

Advisor TechnoQuant
Growth                   1.30%   12/1/98          1.55%   12/1/98          2.05%   12/1/98          2.05%   12/1/98

Advisor Small Cap        1.75%   9/6/98           2.00%   9/6/98           2.50%   9/6/98           2.50%   9/6/98

Advisor Value Strategies 1.30%   2/27/99          1.55%   2/27/99          2.05%   2/27/99          *       *

Advisor Mid Cap          1.30%   2/27/99          1.55%   2/27/99          2.05%   2/27/99          2.05%   2/27/99

Advisor Retirement
Growth                   1.75%   12/29/98         2.00%   12/29/98         2.50%   12/29/98         2.50%   12/29/98



* FUND DOES NOT OFFER CLASS C SHARES.

THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:


                            Class A        Class T        Class B        Class C

Advisor TechnoQuant Growth  1.29%(dagger)  1.52%(dagger)  2.03%(dagger)  2.02%(dagger)

Advisor Value Strategies    1.05%          1.16%          1.70%          *

Advisor Mid Cap             1.20%          1.40%          1.91%          1.92%



(dagger) AFTER REIMBURSEMENT.

* FUND DOES NOT OFFER CLASS C SHARES.

                                                            Class A    Class T    Class B    Class C

ADVISOR EQUITY GROWTH         Management fee                0.59%      0.59%      0.59%      0.59%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.27%      0.20%      0.28%      0.25%

                              Total annual class operating  1.11%      1.29%      1.87%      1.84%
                              expensesA

ADVISOR LARGE CAP             Management fee                0.59%      0.59%      0.59%      0.59%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.48%      0.40%      0.43%      0.44%

                              Total annual class operating  1.32%      1.49%      2.02%      2.03%
                              expensesA

ADVISOR DIVIDEND GROWTH       Management fee                0.59%      0.59%      0.59%      0.59%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.47%      0.44%      0.45%      0.44%

                              Total annual class operating  1.31%      1.53%      2.04%      2.03%
                              expensesA

ADVISOR GROWTH OPPORTUNITIES  Management fee                0.46%      0.46%      0.46%      0.46%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.25%      0.18%      0.25%      0.23%

                              Total annual class operating  0.96%      1.14%      1.71%      1.69%
                              expenses

ADVISOR GROWTH & INCOME       Management fee                0.49%      0.49%      0.49%      0.49%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.36%      0.32%      0.34%      0.32%

                              Total annual class operating  1.10%      1.31%      1.83%      1.81%
                              expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                          Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date


Advisor Equity Growth      1.20%   1/1/99           1.45%   1/1/99           1.95%   1/1/99           1.95%   1/1/99


Advisor Large Cap          1.30%   12/1/98          1.55%   12/1/98          2.05%   12/1/98          2.05%   12/1/98


Advisor Dividend Growth    1.75%   12/29/98         2.00%   12/29/98         2.50%   12/29/98         2.50%   12/29/98


Advisor Growth & Income    1.20%   2/27/99          1.45%   2/27/99          1.95%   2/27/99          1.95%   2/27/99



THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:

                              Class A        Class T  Class B  Class C

Advisor Equity Growth         1.09%          1.27%    1.84%    1.81%

Advisor Large Cap             1.28%(dagger)  1.47%    2.00%    2.01%

Advisor Growth Opportunities  0.95%          1.13%    1.70%    (dagger)(dagger)

Advisor Growth & Income       1.09%          1.30%    1.82%    1.79%


(dagger) AFTER REIMBURSEMENT.

(dagger)(dagger) NOT APPLICABLE.

                                                        Class A    Class T    Class B    Class C

ADVISOR EQUITY INCOME     Management fee                0.49%      0.49%      0.49%      0.49%

                          Distribution and Service      0.25%      0.50%      1.00%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                0.27%      0.21%      0.24%      0.26%

                          Total annual class operating  1.01%      1.20%      1.73%      1.75%
                          expensesA

ADVISOR ASSET ALLOCATION  Management fee                0.59%      0.59%      0.59%      0.59%

                          Distribution and Service      0.25%      0.50%      1.00%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                1.25%      1.22%      1.24%      1.22%

                          Total annual class operating  2.09%      2.31%      2.83%      2.81%
                          expensesA

ADVISOR BALANCED          Management fee                0.44%      0.44%      0.44%      0.44%

                          Distribution and Service      0.25%      0.50%      1.00%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                0.30%      0.22%      0.28%      0.21%

                          Total annual class operating  0.99%      1.16%      1.72%      1.65%
                          expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                           Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective
Date

Advisor Equity Income       1.10%   1/1/99           1.35%   1/1/99           1.85%   1/1/99           1.85%   1/1/99


Advisor Asset Allocation    1.75%   12/29/98         2.00%   12/29/98         2.50%   12/29/98         2.50%   12/29/98


Advisor Balanced            1.05%   1/1/99           1.30%   1/1/99           1.80%   1/1/99           1.80%   1/1/99



THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:

                       Class A  Class T  Class B  Class C

Advisor Equity Income  1.00%    1.19%    1.71%    1.73%

Advisor Balanced       0.96%    1.15%    1.71%    1.64%

Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                      Class A                             Class T                             Class B

                                     Account open      Account closed    Account open      Account closed    Account open

ADVISOR TECHNOQUANT GROWTH  1 year    $ 726             $ 726             $ 532             $ 532             $ 232

                            3 years   $ 1,045           $ 1,045           $ 914             $ 914             $ 715

                            5 years   $ 1,386           $ 1,386           $ 1,321           $ 1,321           $ 1,225

                            10 years  $ 2,345           $ 2,345           $ 2,453           $ 2,453           $ 2,364A

ADVISOR SMALL CAP           1 year    $ 731             $ 731             $ 530             $ 530             $ 239

                            3 years   $ 1,060           $ 1,060           $ 908             $ 908             $ 736

ADVISOR VALUE STRATEGIES    1 year    $ 677             $ 677             $ 465             $ 465             $ 174

                            3 years   $ 893             $ 893             $ 709             $ 709             $ 539

                            5 years   $ 1,126           $ 1,126           $ 971             $ 971             $ 928

                            10 years  $ 1,795           $ 1,795           $ 1,721           $ 1,721           $ 1,767A

ADVISOR MID CAP             1 year    $ 693             $ 693             $ 490             $ 490             $ 197

                            3 years   $ 943             $ 943             $ 787             $ 787             $ 609

                            5 years   $ 1,212           $ 1,212           $ 1,104           $ 1,104           $ 1,047

                            10 years  $ 1,978           $ 1,978           $ 2,003           $ 2,003           $ 1,994A

ADVISOR RETIREMENT GROWTH   1 year    $ 705             $ 705             $ 504             $ 504             $ 212

                            3 years   $ 978             $ 978             $ 828             $ 828             $ 655

ADVISOR EQUITY GROWTH       1 year    $ 682             $ 682             $ 477             $ 477             $ 190

                            3 years   $ 908             $ 908             $ 745             $ 745             $ 588

                            5 years   $ 1,151           $ 1,151           $ 1,033           $ 1,033           $ 1,011

                            10 years  $ 1,849           $ 1,849           $ 1,852           $ 1,852           $ 1,899A

ADVISOR LARGE CAP           1 year    $ 702             $ 702             $ 496             $ 496             $ 205

                            3 years   $ 969             $ 969             $ 805             $ 805             $ 634

                            5 years   $ 1,257           $ 1,257           $ 1,135           $ 1,135           $ 1,088

                            10 years  $ 2,074           $ 2,074           $ 2,067           $ 2,067           $ 2,084A

ADVISOR DIVIDEND GROWTH     1 year    $ 701             $ 701             $ 500             $ 500             $ 207

                            3 years   $ 966             $ 966             $ 816             $ 816             $ 640

ADVISOR GROWTH
OPPORTUNITIES               1 year    $ 667             $ 667             $ 462             $ 462             $ 174

                            3 years   $ 863             $ 863             $ 700             $ 700             $ 539

                            5 years   $ 1,075           $ 1,075           $ 956             $ 956             $ 928

                            10 years  $ 1,685           $ 1,685           $ 1,688           $ 1,688           $ 1,727A




                                                     Class C

                                   Account closed    Account open      Account closed

ADVISOR TECHNOQUANT GROWTH         $ 732             $ 263             $ 363

                                   $ 1,015           $ 808             $ 808

                                   $ 1,425           $ 1,380           $ 1,380

                                   $ 2,364A          $ 2,934           $ 2,934

ADVISOR SMALL CAP                  $ 739             $ 239             $ 339

                                   $ 1,036           $ 736             $ 736

ADVISOR VALUE STRATEGIES           $ 674             *                 *

                                   $ 839             *                 *

                                   $ 1,128           *                 *

                                   $ 1,767A          *                 *

ADVISOR MID CAP                    $ 697             $ 199             $ 299

                                   $ 909             $ 615             $ 615

                                   $ 1,247           $ 1,057           $ 1,057

                                   $ 1,994A          $ 2,285           $ 2,285

ADVISOR RETIREMENT GROWTH          $ 712             $ 210             $ 310

                                   $ 955             $ 649             $ 649

ADVISOR EQUITY GROWTH              $ 690             $ 187             $ 287

                                   $ 888             $ 579             $ 579

                                   $ 1,211           $ 995             $ 995

                                   $ 1,899A          $ 2,159           $ 2,159

ADVISOR LARGE CAP                  $ 705             $ 206             $ 306

                                   $ 934             $ 637             $ 637

                                   $ 1,288           $ 1,093           $ 1,093

                                   $ 2,084A          $ 2,358           $ 2,358

ADVISOR DIVIDEND GROWTH            $ 707             $ 206             $ 306

                                   $ 940             $ 637             $ 637

ADVISOR GROWTH OPPORTUNITIES       $ 674             $ 172             $ 272

                                   $ 839             $ 533             $ 533

                                   $ 1,128           $ 918             $ 918

                                   $ 1,727A          $ 1,998           $ 1,998


* FUND DOES NOT OFFER CLASS C SHARES.

A REFLECTS CONVERSION TO CLASS A SHARES    AFTER A MAXIMUM OF
SE    VEN YEARS.


                                     Class A                             Class T                             Class B

                                     Account open      Account closed    Account open      Account closed    Account open

ADVISOR GROWTH & INCOME    1 year    $ 681             $ 681             $ 479             $ 479             $ 186

                           3 years   $ 905             $ 905             $ 751             $ 751             $ 576

                           5 years   $ 1,146           $ 1,146           $ 1,043           $ 1,043           $ 990

                           10 years  $ 1,838           $ 1,838           $ 1,874           $ 1,874           $ 1,867A

ADVISOR EQUITY INCOME      1 year    $ 672             $ 672             $ 468             $ 468             $ 176

                           3 years   $ 878             $ 878             $ 718             $ 718             $ 545

                           5 years   $ 1,101           $ 1,101           $ 987             $ 987             $ 939

                           10 years  $ 1,740           $ 1,740           $ 1,754           $ 1,754           $ 1,761A

ADVISOR ASSET ALLOCATION   1 year    $ 775             $ 775             $ 576             $ 576             $ 286

                           3 years   $ 1,192           $ 1,192           $ 1,046           $ 1,046           $ 877

ADVISOR BALANCED           1 year    $ 670             $ 670             $ 464             $ 464             $ 175

                           3 years   $ 872             $ 872             $ 706             $ 706             $ 542

                           5 years   $ 1,091           $ 1,091           $ 966             $ 966             $ 933

                           10 years  $ 1,718           $ 1,718           $ 1,710           $ 1,710           $ 1,746A



                                                 Class C

                               Account closed    Account open      Account closed

ADVISOR GROWTH & INCOME        $ 686             $ 184             $ 284

                               $ 876             $ 569             $ 569

                               $ 1,190           $ 980             $ 980

                               $ 1,867A          $ 2,127           $ 2,127

ADVISOR EQUITY INCOME          $ 676             $ 178             $ 278

                               $ 845             $ 551             $ 551

                               $ 1,139           $ 949             $ 949

                               $ 1,761A          $ 2,062           $ 2,062

ADVISOR ASSET ALLOCATION       $ 786             $ 284             $ 384

                               $ 1,177           $ 871             $ 871

ADVISOR BALANCED               $ 675             $ 168             $ 268

                               $ 842             $ 520             $ 520

                               $ 1,133           $ 897             $ 897

                               $ 1,746A          $ 1,955           $ 1,955


A REFLECTS CONVERSION TO CLASS A SH   ARES AFTER A MAXIMUM OF SEVEN
YEAR    S.

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities, FMR uses a security selection process that utilizes computer-aided, quantitative analysis. FMR's computer models use many types of factors, but emphasize technical data such as price and volume information. Fundamental factors, such as earnings estimates and dividend yield, may also be considered.

FMR's emphasis on technical analysis can result in the fund's holding different types of stocks at different times. For example, the fund can hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus can change rapidly based on FMR's analysis of the most current information. At times, the fund could be concentrated in a small number of market sectors or securities.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with small market capitalizations. Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 65% policy. As of November 30, 1998, the Russell 2000 included companies with capitalizations between $3.0 million and $2.5 billion. The size of companies in the Russell 2000 changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR normally invests the fund's assets primarily in common stocks.

   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

   FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

   FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of November 30, 1998, the S&P MidCap 400 included companies with capitalizations between $132.0 million and $67.7 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

Because the fund is designed for those in tax-qualified retirement plans and non-profit organizations, FMR's investment strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with large market capitalizations. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 65% policy.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities; including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgement to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 STOCKS 70%
(can range from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0
 BONDS 25%
(can range from 0-50%)
 SHORT-TERM/MONEY
MARKET 5% (can range
from 0-50%)

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 20% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price and yield, if applicable, change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

QUANTITATIVE INVESTING. The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

ADVISOR SMALL CAP FUND seeks long-term growth of capital.
       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

ADVISOR MID CAP FUND seeks long-term growth of capital.

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

ADVISOR BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m.-7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of each class of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROTH CONVERSION IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B and Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price. Class T has a maximum front-end sales charge 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                $2,500
For certain Fidelity Advisor retirement accountsA $500
Through regular investment plansB                 $100
TO ADD TO AN ACCOUNT                              $100
MINIMUM BALANCE                                   $1,000
For certain Fidelity Advisor retirement accountsA None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

BAN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A
REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN (AS DEFINED IN THE EMPLOYEE RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.

SELLING SHARES

The price to sell one share of each class is the class's NAV, minus any applicable CDSC.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

   To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.
                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information."

MAIL: FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.
                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.
                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds.
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, Class
                             B and Class C account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity
Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity
Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity
Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T, Class B and Class C shares are not subject to a CDSC.
The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM  MINIMUM                     FREQUENCY                    PROCEDURES
INITIAL  ADDITIONAL                  Monthly, bimonthly,          (small solid bullet) To set
$100     $100                        quarterly, or semi-annually  up for a new account,
                                                                  complete the appropriate
                                                                  section on the application.
                                                                  (small solid bullet) To set
                                                                  up for existing accounts,
                                                                  call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" for an
                                                                  application.
                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 10 business days
                                                                  prior to your next scheduled
                                                                  investment date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF A FIDELITY
ADVISOR FUND.

MINIMUM        MINIMUM                                           PROCEDURES
INITIAL        ADDITIONAL                                        (small solid bullet) To set
Not Applicable Not Applicable                                    up for a new or existing
                                                                  account, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information" for
                                                                  the appropriate enrollment
                                                                  form.
                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information."

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, CLASS B OR CLASS
C OF A FIDELITY ADVISOR FUND
OR FROM CLASS A, CLASS T,
CLASS B OR CLASS C OF A
FIDELITY ADVISOR FUND TO THE
SAME CLASS OF ANOTHER
FIDELITY ADVISOR FUND.

MINIMUM                              FREQUENCY                    PROCEDURES
$100                                 Monthly, quarterly,          (small solid bullet) To set
                                     semi-annually, or annually   up, call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" after both
                                                                  accounts are opened.
                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 2 business days
                                                                  prior to your next scheduled
                                                                  exchange date.
                                                                  (small solid bullet) The
                                                                  account from which the
                                                                  exchanges are to be
                                                                  processed must have a
                                                                  minimum balance of $10,000.
                                                                  The account into which the
                                                                  exchange is being processed
                                                                  must have a minimum balance
                                                                  of $1,000.


FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, CLASS
B OR CLASS C ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.


MINIMUM  MAXIMUM  FREQUENCY                      PROCEDURES
$100     $50,000  Class A and Class T: Monthly,  (small solid bullet) Accounts
                  quarterly, or semi-annually    with a value of $10,000 or
                  Class B and Class C: Monthly   more in Class A, Class T,
                  or quarterly                   Class B or Class C shares
                                                 are eligible for this program.
                                                 (small solid bullet) To set
                                                 up, call your investment
                                                 professional or call
                                                 Fidelity at the appropriate
                                                 number found in "General
                                                 Information" for instructions.
                                                 (small solid bullet) To make
                                                 changes, call your
                                                 investment professional or
                                                 call Fidelity at the
                                                 appropriate number found in
                                                 "General Information." Call
                                                 at least 10 business days
                                                 prior to your next scheduled
                                                 withdrawal date.
                                                 (small solid bullet)
                                                 Aggregate redemptions per
                                                 12-month period from your
                                                 Class B or Class C account
                                                 may not exceed 10% of the
                                                 account value and are not
                                                 subject to a CDSC; and you
                                                 may set your withdrawal
                                                 amount as a percentage of
                                                 the value of your account or
                                                 a fixed dollar amount.
                                                 (small solid bullet) Because
                                                 of Class A's and Class T's
                                                 front-end sales charge, you
                                                 may not want to set up a
                                                 systematic withdrawal plan
                                                 during a period when you are
                                                 buying Class A or Class T
                                                 shares on a regular basis.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Value Strategies, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, and Advisor Growth Opportunities normally pays dividends and capital gains distributions in December and January. Each of Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced normally pays dividends in March, June, September, and December and pays capital gains distributions in December and January.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gains distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR
Far East)        serves as a sub-adviser for each fund. FMR Far East
was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   (small solid bullet) Effective January 1, 2000, Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, will serve as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. FIJ will provide investment research and advice on issuers based outside the United States for each fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for Advisor Asset Allocation and Advisor Balanced. FIMM chooses certain types of investments for each fund.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

Robert Chow is vice president and manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant and manager.

   David Felman is vice president and manager of Advisor Mid Cap, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

Karen Firestone is manager of Advisor Large Cap, which she has managed since April 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.
   Kevin Grant is vice president and manager of Advisor Balanced, which he has managed since March 1996. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

Dick Habermann is vice president and lead manager of Advisor Asset Allocation, which he has managed since December 1998. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was Division Head for International Equities and Director of International Research from 1993 to 1996, and Joint Chief Strategist for Portfolio Advisory Services SM from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.

Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since December 1996. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

Harry Lange is vice president and manager of Advisor Small Cap, which he has managed since September 1998. He also manages another Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.

Harris Leviton is vice president and manager of Advisor    Value
Strategies    , which he has managed since March 1996. Previously, he
managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

Charles Mangum is vice president and manager of Advisor Dividend
Growth, which he has managed since January 1999. Previously, he managed other Fidelity funds. Since joining Fidelity in 1990, Mr.
Mangum has worked as an analyst and manager.

J. Fergus Shiel is vice president and manager of Advisor Retirement Growth, which he has managed since January 1999. Since joining
Fidelity in 1989, Mr. Shiel has worked as an analyst, portfolio assistant and manager.

Beth Terrana is vice president and manager of Advisor Growth & Income, which she has managed since December 1996. She also manages other
Fidelity funds. Since joining Fidelity in 1983, Ms. Terana has worked as an analyst, portfolio assistant and manager.

Jennifer Uhrig is vice president and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

George Vanderheiden is vice president and manager of Advisor Growth Opportunities, which he has managed since November 1987. Mr.
Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

For Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap,
Advisor Dividend Growth, Advisor Growth & Income,   Advisor Equity
Income, Advisor Asset Allocation, and Advisor Balanced, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

   For Advisor Value Strategies, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if the fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

   For Advisor Growth Opportunities, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500.

Management fee  =  Basic fee  +/-  Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 30, 1998, the group fee rate was 0.2878% for Advisor
TechnoQuant Growth, Advisor Small Cap, Advisor    Value
Strategies    , Advisor Mid Cap, Advisor Retirement Growth, Advisor
Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced. The individual fund
fee rate is 0.30% for Advisor TechnoQuant Growth, Advisor    Value
Strategies    , Advisor Mid Cap, Advisor Retirement Growth, Advisor
Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, and Advisor Asset Allocation. The individual fund fee rate is 0.20% for Advisor Growth & Income and Advisor Equity Income. The individual fund fee rate is 0.15% for Advisor Balanced. The individual fund fee rate is 0.45% for Advisor Small Cap.

The basic fee for Advisor    Value Strategies     and Advisor Growth
Opportunities for the fiscal year ended November 30, 1998, was 0.59% and 0.59%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing
over the performance period Advisor    Value Strategies    ' and
Advisor Growth Opportunities' performance to that of the S&P 500.

For Advisor    Value Strategies     and Advisor Growth Opportunities
the performance period is the most recent 36-month period.

   For Advisor Value Strategies, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is subtracted from the basic fee if the fund's performance over the performance period is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.20% of the fund's average net assets over the performance period.

   For Advisor Growth Opportunities, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus)0.20% of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for each of
Advisor    Value Strategies     and Advisor Growth Opportunities, the
fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The following table states the total management fee, as a percentage of each fund's average net assets, for each fund for the fiscal year ended November 30, 1998:

                              Total Management Fee

Advisor TechnoQuant Growth     0.59%

Advisor Small Cap              0.75%A,D

Advisor Value Strategies       0.38%

Advisor Mid Cap                0.59%

Advisor Equity Growth          0.59%

Advisor Large Cap              0.59%

Advisor Growth Opportunities   0.46%

Advisor Growth & Income        0.49%

Advisor Equity Income          0.50%B

Advisor Balanced               0.46%A,C


A ANNUALIZED.

B FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, ADVISOR EQUITY INCOME PAID FMR AT AN ANNUAL RATE OF 0.50% OF ITS AVERAGE NET ASSETS.

C FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1998.

D FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

The total management fee for the fiscal year ended October 31, 1998 was 0.44% of the fund's average net assets for Advisor Balanced.

   FMR pays FIMM, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East will pay FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.
As of December 31, 1998, approximately 100% of Advisor Retirement Growth's, Advisor Dividend Growth's, and Advisor Asset Allocation's total outstanding shares were held by FMR.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

                           Sales Charge                                          Investment  professional
                                                                                 concession as % of offering
                                                                                 price

                           As a % of offering price  As an approximate % of net  Investment  professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               5.75%                     6.10%                       5.00%

$50,000 to $99,999          4.50%                     4.71%                       3.75%

$100,000 to $249,999        3.50%                     3.63%                       2.75%

$250,000 to $499,999        2.50%                     2.56%                       2.00%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999    1.00%                    1.01%                       0.75%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 67.

SALES CHARGES AND CONCESSIONS - CLASS T

                      Sales Charge                                          Investment  professional
                                                                            concession as % of offering
                                                                            price

                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          3.50%                     3.63%                       3.00%

$50,000 to $99,999     3.00%                     3.09%                       2.50%

$100,000 to $249,999   2.50%                     2.56%                       2.00%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 67.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the Statement of Additional Information (SAI).

COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A , Class T, Class B and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:


From Date of Purchase            Contingent Deferred Sales
                                 Charge

Less than 1 year                  5%

1 year to less than 2 years       4%

2 years to less than 3 years      3%

3 years to less than 4 years      3%

4 years to less than 5 years      2%

5 years to less than 6 years      1%

6 years to less than 7 years A    0%

A AFTER    A MAXIMUM OF SEVEN     YEARS, CLASS B SHARES WILL CONVERT
AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC; or

       10.    Purchased by the Fidelity Investments Charitable Gift
Fund.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403
(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or
(ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code   , but excluding the
Fidelity Investments Charitable Gift Fund    ) investing $100,000 or
more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

       14.    Purchased by the Fidelity Investments Charitable Gift
Fund.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 701/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify
Fidelity in advance of your redemption.

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B or Class C shares had not been redeemed.

CONVERSION FEATURE.    After a maximum of sev    en years from the
initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of each fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, and Advisor Asset Allocation may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor
   Value Strategies    , Advisor Growth Opportunities, and Advisor
Balanced may pay FDC a 12b-1 fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Class C of each fund (except Advisor    Value Strategies    ) has
adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gains distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

   APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request. Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

ADVISOR TECHNOQUANT GROWTH - CLASS A

1.Selected Per-Share Data and
Ratios

2.Years ended November 30      1998     1997E

3.Net asset value, beginning   $ 11.38  $ 10.00
of period

4.Income from Investment
Operations

5. Net investment income        .01      (.07)
(loss)D

6. Net realized and             .69      1.45
unrealized gain (loss)

7. Total from investment        .70      1.38
operations

8.Less Distributions

9. From net realized gain       (.26)    --

10. In excess of  net           (.11)    --
realized gain

11. Total distributions         (.37)    --

12.Net asset value, end of     $ 11.71  $ 11.38
period

13.Total returnB,C              6.53%    13.80%

14.Net assets, end of period   $ 2,885  $ 5,376
(000 omitted)

15.Ratio of expenses to         1.61%    1.75%A,F
average net assets

16.Ratio of expenses to         1.60%G   1.75%A
average net assets after
expense reductions

17.Ratio of net investment      .09%     (.73)%A
income (loss) to average net
assets

18.Portfolio turnover           358%     213%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR TECHNOQUANT GROWTH - CLASS T

19.Selected Per-Share Data
and Ratios

20.Years ended November 30     1998      1997E

21.Net asset value, beginning  $ 11.36   $ 10.00
of period

22.Income from Investment
Operations

23. Net investment income       (.02)     (.10)
(loss)D

24. Net realized and            .70       1.46
unrealized gain (loss)

25. Total from investment       .68       1.36
operations

26.Less Distributions

27. From net realized gain      (.26)     --

28. In excess of  net           (.10)     --
realized gain

29. Total distributions         (.36)     --

30.Net asset value, end of     $ 11.68   $ 11.36
period

31.Total returnB,C              6.35%     13.60%

32.Net assets, end of period   $ 16,368  $ 20,283
(000 omitted)

33.Ratio of expenses to         1.79%     2.00%A,F
average net assets

34.Ratio of expenses to         1.76%G    2.00%A
average net assets after
expense reductions

35.Ratio of net investment      (.11)%    (1.00)%A
income (loss) to average net
assets

36.Portfolio turnover           358%      213%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR TECHNOQUANT GROWTH - CLASS B

37.Selected Per-Share Data
and Ratios

38.Years ended November 30     1998      1997E

39.Net asset value, beginning  $ 11.31   $ 10.00
of period

40.Income from Investment
Operations

41. Net investment income       (.09)     (.15)
(loss)D

42. Net realized and            .71       1.46
unrealized gain (loss)

43. Total from investment       .62       1.31
operations

44.Less Distributions

45. From net realized gain      (.24)     --

46. In excess of net realized   (.09)     --
gain

47. Total distributions         (.33)     --

48.Net asset value, end of     $ 11.60   $ 11.31
period

49.Total returnB,C              5.80%     13.10%

50.Net assets, end of period   $ 10,994  $ 11,370
(000 omitted)

51.Ratio of expenses to         2.24%     2.50%A,F
average net assets

52.Ratio of expenses to         2.22%G    2.50%A
average net assets after
expense reductions

53.Ratio of net investment      (.58)%    (1.51)%A
income (loss) to average net
assets

54.Portfolio turnover           358%      213%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR TECHNOQUANT GROWTH - CLASS C

55.Selected Per-Share Data
and Ratios

56.Year ended November 30      1998     1997E

57.Net asset value, beginning $ 11.36 $ 11.85 of period

58.Income from Investment
Operations

59. Net investment income       (.14)    --
(loss)D

60. Net realized and            .74      (.49)
unrealized gain (loss)

61. Total from investment       .60      (.49)
operations

62.Less Distributions

63. From net realized gain      (.26)    --

64. In excess of  net           (.10)    --
realized gain

65. Total distributions         (.36)    --

66.Net asset value, end of     $ 11.60  $ 11.36
period

67.Total returnB,C              5.62%    (4.14)%

68.Net assets, end of period   $ 482    $ 48
(000 omitted)

69.Ratio of expenses to         2.50%F   2.50%A,F
average net assets

70.Ratio of expenses to         2.47%G   2.50%A
average net assets after
expense reductions

71.Ratio of net investment      (.88)%   (.60)%A
income (loss) to average net
assets

72.Portfolio turnover           358%     213%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR SMALL CAP - CLASS A

73.Selected Per-Share Data
and Ratios

74.September 9, 1998           1998
(commencement of operations)
to November 30

75.Net asset value, beginning  $ 10.00
of period

76.Income from Investment
Operations

77. Net investment income       (.01)
(loss)D

78. Net realized and            2.36
unrealized gain (loss)

79. Total from investment       2.35
operations

80.Net asset value, end of     $ 12.35
period

81.Total returnB,C              23.50%

82.Net assets, end of period   $ 9,587
(000 omitted)

83.Ratio of expenses to         1.75%A,E
average net assets

84.Ratio of expenses to         1.68%A,F
average net assets after
expense reductions

85.Ratio of net investment      (.40)%A
income (loss) to average net
assets

86.Portfolio turnover           204%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR SMALL CAP - CLASS T

87.Selected Per-Share Data
and Ratios

88.September 9, 1998           1998
(commencement of operations)
to November 30

89.Net asset value, beginning  $ 10.00
of period

90.Income from Investment
Operations

91. Net investment income       (.02)
(loss)D

92. Net realized and            2.36
unrealized gain (loss)

93. Total from investment       2.34
operations

94.Net asset value, end of     $ 12.34
period

95.Total returnB,C              23.40%

96.Net assets, end of period   $ 72,428
(000 omitted)

97.Ratio of expenses to         2.00%A,E
average net assets

98.Ratio of expenses to         1.93%A,F
average net assets after
expense reductions

99.Ratio of net investment      (.63)%A
income (loss) to average net
assets

100.Portfolio turnover          204%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR SMALL CAP - CLASS B

101.Selected Per-Share Data
and Ratios

102.September 9, 1998          1998
(commencement of operations)
to November 30

103.Net asset value,           $ 10.00
beginning of period

104.Income from Investment
Operations

105. Net investment income      (.03)
(loss)D

106. Net realized and           2.34
unrealized gain (loss)

107. Total from investment      2.31
operations

108.Net asset value, end of    $ 12.31
period

109.Total returnB,C             23.10%

110.Net assets, end of period  $ 24,344
(000 omitted)

111.Ratio of expenses to        2.50%A,E
average net assets

112.Ratio of expenses to        2.43%A,F
average net assets after
expense reductions

113.Ratio of net investment     (1.15)%A
income (loss) to average net
assets

114.Portfolio turnover          204%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR SMALL CAP - CLASS C

115.Selected Per-Share Data
and Ratios

116.September 9, 1998          1998
(commencement of operations)
to November 30

117.Net asset value,           $ 10.00
beginning of period

118.Income from Investment
Operations

119. Net investment income      (.03)
(loss)D

120. Net realized and           2.37
unrealized gain (loss)

121. Total from investment      2.34
operations

122.Net asset value, end of    $ 12.34
period

123.Total returnB,C             23.40%

124.Net assets, end of period  $ 22,117
(000 omitted)

125.Ratio of expenses to        2.50%A,E
average net assets

126.Ratio of expenses to        2.44%A,F
average net assets after
expense reductions

127.Ratio of net investment     (1.15)%A
income (loss) to average net
assets

128.Portfolio turnover          204%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR    VALUE STRATEGIES     - CLASS A

129.Selected Per-Share Data
and Ratios

130.Years ended November 30    1998      1997I      1996F

131.Net asset value,           $ 27.51   $ 22.51    $ 23.48
beginning of period

132.Income from Investment
Operations

133. Net investment income      (.14)     (.13)      .08
(loss)E

134. Net realized and           (1.09)    6.00       1.26
unrealized gain (loss)

135. Total from investment      (1.23)    5.87       1.34
operations

136.Less Distributions

137. From net investment        --        --         (.37)
income

138. From net realized gain     (2.39)    (.87)      (1.94)

139. Total distributions        (2.39)    (.87)      (2.31)

140.Net asset value, end of    $ 23.89   $ 27.51    $ 22.51
period

141.Total returnB,C             (4.45)%   26.96%     5.80%

142.Net assets, end of period  $ 4,613   $ 2,309    $ 638
(000 omitted)

143.Ratio of expenses to        1.24%G    1.49%A,G   .99%A,D
average net assets

144.Ratio of expenses to        1.23%H    1.47%A,H   .97%A,H
average net assets after
expense reductions

145.Ratio of net investment     (.59)%    (.59)%A    1.00%A
income (loss) to average net
assets

146.Portfolio turnover          64%       61%A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I ELEVEN MONTHS ENDED NOVEMBER 30, 1997
ADVISOR    VALUE STRATEGIES     - CLASS T


147.Selected Per-Share Data
and Ratios

148.Years ended November 30    1998       1997H      1996J      1995J      1994G      1994K      1993K

149.Net asset value,           $ 27.78    $ 22.69    $ 24.88    $ 18.70    $ 19.96    $ 22.52    $ 19.53
beginning of period

150.Income from Investment
Operations

151. Net investment income      (.13)D     (.07)D     .17D       .39        .10D       .39D       .33
(loss)

152. Net realized and           (1.10)     6.03       .18        6.73       (.75)      (.81)      4.44
unrealized gain (loss)

153. Total from investment      (1.23)     5.96       .35        7.12       (.65)      (.42)      4.77
operations

154.Less Distributions

155. From net investment        --         --         (.19)      (.39)      (.35)      (.43)      (.57)
income

156. From net realized gain     (2.32)     (.87)      (2.35)     (.55)      (.26)      (1.71)     (1.21)

157. Total distributions        (2.32)     (.87)      (2.54)     (.94)      (.61)      (2.14)     (1.78)

158.Net asset value, end of    $ 24.23    $ 27.78    $ 22.69    $ 24.88    $ 18.70    $ 19.96    $ 22.52
period

159.Total returnB,C             (4.40)%    27.15%     1.53%      38.16%     (3.26)%    (2.24)%    26.33%

160.Net assets, end of period  $ 443,578  $ 529,043  $ 560,645  $ 619,993  $ 375,691  $ 385,349  $ 269,833
(000 omitted)

161.Ratio of expenses to        1.16%      1.24%A     1.28%      1.61%      1.73%A,E   1.85%      1.57%I
average net assets

162.Ratio of expenses to        1.15%F     1.23%A,F   1.27%F     1.61%      1.73%A     1.84%F     1.57%
average net assets after
expense reductions

163.Ratio of net investment     (.53)%     (.29)%A    .70%       1.90%      2.03%A     1.89%      2.06%
income (loss) to average net
assets

164.Portfolio turnover          64%        61%A       151%       142%       228%A      159%       183%



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G THREE MONTHS ENDED DECEMBER 31, 1994.
H ELEVEN MONTHS ENDED NOVEMBER 30, 1997.
I INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
J YEAR ENDED DECEMBER 31
K YEAR ENDED SEPTEMBER 30

ADVISOR    VALUE STRATEGIES     - CLASS B


165.Selected Per-Share Data
and Ratios

166.Years ended November 30    1998       1997H      1996J     1995J     1994I      1994E

167.Net asset value,           $ 27.23    $ 22.36    $ 24.56   $ 18.57   $ 19.98    $ 19.65
beginning of period

168.Income from Investment
Operations

169. Net investment income      (.27)D     (.18)D     .04D      .38       .06D       .05D
(loss)

170. Net realized and           (1.07)     5.92       .18       6.54      (.74)      .28
unrealized gain (loss)

171. Total from investment      (1.34)     5.74       .22       6.92      (.68)      .33
operations

172.Less Distributions

173. From net investment        --         --         (.07)     (.38)     (.47)      --
income

174. From net realized gain     (2.20)     (.87)      (2.35)    (.55)     (.26)      --

175. Total distributions        (2.20)     (.87)      (2.42)    (.93)     (.73)      --

176.Net asset value, end of    $ 23.69    $ 27.23    $ 22.36   $ 24.56   $ 18.57    $ 19.98
period

177.Total returnB,C             (4.94)%    26.55%     1.00%     37.35%    (3.41)%    1.68%

178.Net assets, end of period  $ 101,234  $ 109,646  $ 98,535  $ 87,566  $ 17,090   $ 8,824
(000 omitted)

179.Ratio of expenses to        1.71%      1.78%A     1.80%     2.11%     2.58%A     2.63%A,G
average net assets

180.Ratio of expenses to        1.70%F     1.77%A,F   1.79%F    2.10%F    2.53%A,F   2.63%A
average net assets after
expense reductions

181.Ratio of net investment     (1.07)%    (.84)%A    .18%      1.40%     1.22%A     1.11%A
income (loss) to average net
assets

182.Portfolio turnover          64%        61%A       151%      142%      228%A      159%



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING AGREEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS EXPENSES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H ELEVEN MONTHS ENDED NOVEMBER 30, 1997.
I THREE MONTHS ENDED DECEMBER 31, 1994.
J YEAR ENDED DECEMBER 31

ADVISOR MID CAP - CLASS A

183.Selected Per-Share Data
and Ratios

184.Years ended November 30    1998      1997     1996E

185.Net asset value,           $ 14.04   $ 11.70  $ 10.74
beginning of period

186.Income from Investment
Operations

187. Net investment income      (.05)     (.09)    (.01)
(loss)D

188. Net realized and           1.17      2.64     .97
unrealized gain (loss)

189. Total from investment      1.12      2.55     .96
operations

190.Less Distributions

191. From net realized gain     (1.45)    (.21)    --

192.Net asset value, end of    $ 13.71   $ 14.04  $ 11.70
period

193.Total returnB,C             9.07%     22.24%   8.94%

194.Net assets, end of period  $ 11,340  $ 4,670  $ 1,239
(000 omitted)

195.Ratio of expenses to        1.30%     1.62%F   1.56%A,F
average net assets

196.Ratio of expenses to        1.27%G    1.58%G   1.56%A
average net assets after
expense reductions

197.Ratio of net investment     (.36)%    (.71)%   (.33)%A
income (loss) to average net
assets

198.Portfolio turnover          139%      208%     101%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR MID CAP - CLASS T

199.Selected Per-Share Data
and Ratios

200.Years ended November 30    1998       1997       1996E

201.Net asset value,           $ 14.09    $ 11.70    $ 10.00
beginning of period

202.Income from Investment
Operations

203. Net investment income      (.07)      (.07)      (.03)
(loss)D

204. Net realized and           1.17       2.64       1.73
unrealized gain (loss)

205. Total from investment      1.10       2.57       1.70
operations

206.Less Distributions

207. From net realized gain     (1.44)     (.18)      --

208.Net asset value, end of    $ 13.75    $ 14.09    $ 11.70
period

209.Total returnB,C             8.87%      22.35%     17.00%

210.Net assets, end of period  $ 367,035  $ 326,642  $ 187,040
(000 omitted)

211.Ratio of expenses to        1.42%      1.48%      1.60%A
average net assets

212.Ratio of expenses to        1.39%F     1.44%F     1.60%A
average net assets after
expense reductions

213.Ratio of net investment     (.51)%     (.53)%     (.37)%A
income (loss) to average net
assets

214.Portfolio turnover          139%       208%       101%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR MID CAP - CLASS B

215.Selected Per-Share Data
and Ratios

216.Years ended November 30    1998      1997      1996E

217.Net asset value,           $ 13.94   $ 11.61   $ 10.00
beginning of period

218.Income from Investment
Operations

219. Net investment income      (.14)     (.14)     (.10)
(loss)D

220. Net realized and           1.17      2.62      1.71
unrealized gain (loss)

221. Total from investment      1.03      2.48      1.61
operations

222.Less Distributions

223. From net realized gain     (1.39)    (.15)     --

224.Net asset value, end of    $ 13.58   $ 13.94   $ 11.61
period

225.Total returnB,C             8.38%     21.67%    16.10%

226.Net assets, end of period  $ 82,317  $ 58,758  $ 32,727
(000 omitted)

227.Ratio of expenses to        1.94%     2.03%     2.38%A
average net assets

228.Ratio of expenses to        1.91%F    1.98%F    2.37%A,F
average net assets after
expense reductions

229.Ratio of net investment     (1.02)%   (1.08)%   (1.14)%A
income (loss) to average net
assets

230.Portfolio turnover          139%      208%      101%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR MID CAP - CLASS C

231.Selected Per-Share Data
and Ratios

232.Years ended November 30    1998      1997E

233.Net asset value,           $ 14.08   $ 14.16
beginning of period

234.Income from Investment
Operations

235. Net investment income      (.15)     (.01)
(loss)D

236. Net realized and           1.15      (.07)
unrealized gain (loss)

237. Total from investment      1.00      (.08)
operations

238.Less Distributions

239. From net realized gain     (1.44)    --

240.Net asset value, end of    $ 13.64   $ 14.08
period

241.Total returnB,C             8.09%     (.56)%

242.Net assets, end of period  $ 12,593  $ 345
(000 omitted)

243.Ratio of expenses to        2.15%F    2.50%A,F
average net assets

244.Ratio of expenses to        2.11%G    2.40%A,G
average net assets after
expense reductions

245.Ratio of net investment     (1.16)%   (1.07)%A
income (loss) to average net
assets

246.Portfolio turnover          139%      208%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY GROWTH - CLASS A

247.Selected Per-Share Data
and Ratios

248.Years ended November 30    1998      1997      1996F

249.Net asset value,           $ 51.69   $ 44.80   $ 39.47
beginning of period

250.Income from Investment
Operations

251. Net investment income      (.13)     (.06)     .04
(loss)E

252. Net realized and           12.76     8.54      5.29
unrealized gain (loss)

253. Total from investment      12.63     8.48      5.33
operations

254.Less Distributions

255. From net investment        (.03)I    (.36)     --
income

256. From net realized gain     (6.15)I   (1.23)    --

257. Total distributions        (6.18)    (1.59)    --

258.Net asset value, end of    $ 58.14   $ 51.69   $ 44.80
period

259.Total returnB,C             28.21%    19.73%    13.50%

260.Net assets, end of period  $ 91,557  $ 28,522  $ 4,423
(000 omitted)

261.Ratio of expenses to        1.12%     1.32%G    1.52%A,D,G
average net assets

262.Ratio of expenses to        1.10%H    1.30%H    1.50%A,H
average net assets after
expense reductions

263.Ratio of net investment     (.26)%    (.12)%    .38%A
income (loss) to average net
assets

264.Portfolio turnover          122%      108%      76%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATION RELATED TO BOOK TO TAX DIFFERENCES.

ADVISOR EQUITY GROWTH - CLASS T


265.Selected Per-Share Data
and Ratios

266.Years ended November 30    1998         1997         1996         1995         1994

267.Net asset value,           $ 51.97      $ 44.81      $ 39.83      $ 28.52      $ 29.50
beginning of period

268.Income from Investment
Operations

269. Net investment income      (.21)C       (.04)C       .22C         .06          .08
(loss)

270. Net realized and           12.87        8.60         6.90         11.54        .39
unrealized gain (loss)

271. Total from investment      12.66        8.56         7.12         11.60        .47
operations

272.Less Distributions

273. From net investment        --           (.17)        (.03)        (.08)        --
income

274. From net realized gain     (6.04)       (1.23)       (2.11)       (.16)        (1.45)

275. In excess of  net          --           --           --           (.05)        --
realized gain

276. Total distributions        (6.04)       (1.40)       (2.14)       (.29)        (1.45)

277.Net asset value, end of    $ 58.59      $ 51.97      $ 44.81      $ 39.83      $ 28.52
period

278.Total returnA,B             28.00%       19.81%       19.00%       41.11%       1.58%

279.Net assets, end of period  $ 5,187,390  $ 4,205,772  $ 3,536,973  $ 2,051,429  $ 874,172
(000 omitted)

280.Ratio of expenses to        1.29%        1.31%D       1.36%        1.55%        1.71%
average net assets

281.Ratio of expenses to        1.27%E       1.29%E       1.34%E       1.54%E       1.70%E
average net assets after
expense reductions

282.Ratio of net investment     (.41)%       (.08)%       .54%         .21%         .15%
income (loss) to average net
assets

283.Portfolio turnover          122%         108%         76%          97%          137%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY GROWTH - CLASS B


284.Selected Per-Share Data
and Ratios

285.Years ended November 30    1998       1997E

286.Net asset value,           $ 51.41    $ 41.81
beginning of period

287.Income from Investment
Operations

288. Net investment income      (.52)      (.32)
(loss)D

289. Net realized and           12.68      9.95
unrealized gain (loss)

290. Total from investment      12.16      9.63
operations

291.Less Distributions

292. From net realized gain     (6.07)     (.03)

293.Net asset value, end of    $ 57.50    $ 51.41
period

294.Total returnB,C             27.27%     23.05%

295.Net assets, end of period  $ 306,619  $ 71,496
(000 omitted)

296.Ratio of expenses to        1.88%      1.93%A,F
average net assets

297.Ratio of expenses to        1.85%G     1.90%A,G
average net assets after
expense reductions

298.Ratio of net investment     (1.01)%    (.73)%A
income (loss) to average net
assets

299.Portfolio turnover          122%       108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY GROWTH - CLASS C

300.Selected Per-Share Data
and Ratios

301.Years ended November 30    1998      1997E

302.Net asset value,           $ 51.95   $ 51.84
beginning of period

303.Income from Investment
Operations

304. Net investment income      (.54)     (.02)
(loss)D

305. Net realized and           12.87     .13
unrealized gain (loss)

306. Total from investment      12.33     .11
operations

307.Less Distributions

308. From net realized gain     (6.04)    --

309.Net asset value, end of    $ 58.24   $ 51.95
period

310.Total returnB,C             27.30%    0.21%

311.Net assets, end of period  $ 64,262  $ 965
(000 omitted)

312.Ratio of expenses to        1.89%     1.95%A,F
average net assets

313.Ratio of expenses to        1.86%G    1.89%A,G
average net assets after
expense reductions

314.Ratio of net investment     (1.03)%   (.82)%A
income (loss) to average net
assets

315.Portfolio turnover          122%      108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR LARGE CAP - CLASS A

316.Selected Per-Share Data
and Ratios

317.Years ended November 30    1998     1997     1996G

318.Net asset value,           $ 13.96  $ 11.83  $ 10.21
beginning of period

319.Income from Investment
Operations

320. Net investment income      (.05)    (.04)    --
(loss)D

321. Net realized and           3.54     2.25     1.62
unrealized gain (loss)

322. Total from investment      3.49     2.21     1.62
operations

323.Less Distributions

324. From net realized gain     (.83)    (.08)    --

325.Net asset value, end of    $ 16.62  $ 13.96  $ 11.83
period

326.Total returnB,C             26.69%   18.82%   15.87%

327.Net assets, end of period  $ 4,254  $ 2,330  $ 503
(000 omitted)

328.Ratio of expenses to        1.46%E   1.75%E   1.75%A,E
average net assets

329.Ratio of expenses to        1.44%F   1.72%F   1.75%A
average net assets after
expense reductions

330.Ratio of net investment     (.31)%   (.34)%   .11%A
income (loss) to average net
assets

331.Portfolio turnover          141%     93%      59%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

ADVISOR LARGE CAP - CLASS T

332.Selected Per-Share Data
and Ratios

333.Years Ended November 30    1998      1997      1996G

334.Net asset value,           $ 13.98   $ 11.82   $ 10.00
beginning of period

335.Income from Investment
Operations

336. Net investment income      (.05)     (.02)     (.01)
(loss)D

337. Net realized and           3.56      2.24      1.83
unrealized gain (loss)

338. Total from investment      3.51      2.22      1.82
operations

339.Less Distributions

340. From net realized gain     (.82)     (.06)     --

341.Net asset value, end of    $ 16.67   $ 13.98   $ 11.82
period

342.Total returnB,C             26.77%    18.89%    18.20%

343.Net assets, end of period  $ 81,455  $ 42,753  $ 26,133
(000 omitted)

344.Ratio of expenses to        1.46%     1.62%     2.00%A,E
average net assets

345.Ratio of expenses to        1.44%F    1.60%F    2.00%A
average net assets after
expense reductions

346.Ratio of net investment     (.31)%    (.18)%    (.14)%A
income (loss) to average net
assets

347.Portfolio turnover          141%      93%       59%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

ADVISOR LARGE CAP - CLASS B

348.Selected Per-Share Data
and Ratios

349.Years ended November 30    1998      1997      1996G

350.Net asset value,           $ 13.85   $ 11.77   $ 10.00
beginning of period

351.Income from Investment
Operations

352. Net investment income      (.13)     (.09)     (.05)
(loss)D

353. Net realized and           3.54      2.22      1.82
unrealized gain (loss)

354. Total from investment      3.41      2.13      1.77
operations

355.Less Distributions

356. From net realized gain     (.76)     (.05)     --

357.Net asset value, end of    $ 16.50   $ 13.85   $ 11.77
period

358.Total returnB,C             26.15%    18.18%    17.70%

359.Net assets, end of period  $ 37,229  $ 20,926  $ 9,721
(000 omitted)

360.Ratio of expenses to        2.00%     2.16%     2.50%A,E
average net assets

361.Ratio of expenses to        1.98%F    2.14%F    2.50%A
average net assets after
expense reductions

362.Ratio of net investment     (.85)%    (.73)%    (.64)%A
income (loss) to average net
assets

363.Portfolio turnover          141%      93%       59%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

ADVISOR LARGE CAP - CLASS C

364.Selected Per-Share Data
and Ratios

365.Years ended November 30    1998      1997G

366.Net asset value,           $ 13.98   $ 13.97
beginning of period

367.Income from Investment
Operations

368. Net investment income      (.21)     (.01)
(loss)D

369. Net realized and           3.59      .02
unrealized gain (loss)

370. Total from investment      3.38      .01
operations

371.Less Distributions

372. From net realized gain     (.82)     --

373.Net asset value, end of    $ 16.54   $ 13.98
period

374.Total returnB,C             25.79%    0.07%

375.Net assets, end of period  $ 4,393   $ 41
(000 omitted)

376.Ratio of expenses to        2.50%E    2.50%A,E
average net assets

377.Ratio of expenses to        2.48%F    2.35%A,F
average net assets after
expense reductions

378.Ratio of net investment     (1.40)%   (.62)%A
income (loss) to average net
assets

379.Portfolio turnover          141%      93%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

ADVISOR GROWTH OPPORTUNITIES - CLASS A

380.Selected Per-Share Data
and Ratios

381.Year ended November 30     1998       1997H      1997I      1996E

382.Net asset value,           $ 44.02    $ 42.57    $ 35.39    $ 32.86
beginning of period

383.Income from Investment
Operations

384. Net investment incomeD     .48        .04        .54        .09

385. Net realized and           8.03       1.41       8.80       2.44
unrealized gain (loss)

386. Total from investment      8.51       1.45       9.34       2.53
operations

387.Less Distributions

388. From net investment        (.60)      --         (.72)      --
income

389. From net realized gain     (2.60)     --         (1.44)     --

390. Total distributions        (3.20)     --         (2.16)     --

391.Net asset value, end of    $ 49.33    $ 44.02    $ 42.57    $ 35.39
period

392.Total returnB,C             20.82%     3.41%      27.58%     7.70%

393.Net assets, end of period  $ 359,107  $ 142,754  $ 129,628  $ 10,185
(000 omitted)

394.Ratio of expenses to        .97%       1.10%A,F   1.05%      1.48%A,F
average net assets

395.Ratio of expenses to        .96%G      1.09%A,G   1.04%G     1.47%A,G
average net assets after
expense reductions

396.Ratio of net investment     1.06%      1.22%A     1.36%      1.74%A
income to average net assets

397.Portfolio turnover          25%        33%A       35%        33%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30
I YEAR ENDED OCTOBER 31

ADVISOR GROWTH OPPORTUNITIES - CLASS T


398.Selected Per-Share Data
and Ratios

399.Year ended November 30     1998          1997F         1997G         1996G         1995G        1994G

400.Net asset value,           $ 44.20       $ 42.76       $ 35.41       $ 30.89       $ 26.62      $ 25.39
beginning of period

401.Income from Investment
Operations

402. Net investment income      .42D          .03D          .55D          .61D          .39          .22

403. Net realized and           8.08          1.41          8.78          4.72          5.31         1.92
unrealized gain (loss)

404. Total from investment      8.50          1.44          9.33          5.33          5.70         2.14
operations

405.Less Distributions

406. From net investment        (.47)         --            (.54)         (.41)         (.27)        (.07)
income

407. From net realized gain     (2.60)        --            (1.44)        (.40)         (1.16)       (.84)

408. Total distributions        (3.07)        --            (1.98)        (.81)         (1.43)       (.91)

409.Net asset value, end of    $ 49.63       $ 44.20       $ 42.76       $ 35.41       $ 30.89      $ 26.62
period

410.Total returnB,C             20.63%        3.37%         27.43%        17.61%        22.88%       8.71%

411.Net assets, end of period  $ 24,802,060  $ 20,410,697  $ 19,651,539  $ 14,314,950  $ 9,690,992  $ 4,598,668
(000 omitted)

412.Ratio of expenses to        1.14%         1.28%A        1.18%         1.34%         1.59%        1.63%
average net assets

413.Ratio of expenses to        1.13%E        1.27%A,E      1.17%E        1.34%         1.58%E       1.62%E
average net assets after
expense reductions

414.Ratio of net investment     .92%          1.03%A        1.39%         1.88%         1.56%        1.12%
income to average net assets

415.Portfolio turnover          25%           33%A          35%           33%           39%          43%



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F ONE MONTH ENDED NOVEMBER 30
G YEARS ENDED OCTOBER 31

ADVISOR GROWTH OPPORTUNITIES - CLASS B

416.Selected Per-Share Data
and Ratios

417.Year ended November 30     1998         1997H      1997E

418.Net asset value,           $ 44.02      $ 42.60    $ 37.62
beginning of period

419.Income from Investment
Operations

420. Net investment incomeD     .14          .02        .13

421. Net realized and           8.04         1.40       4.85
unrealized gain (loss)

422. Total from investment      8.18         1.42       4.98
operations

423.Less Distributions

424. From net investment        (.48)        --         --
income

425. From net realized gain     (2.60)       --         --

426. Total distributions        (3.08)       --         --

427.Net asset value, end of    $ 49.12      $ 44.02    $ 42.60
period

428.Total returnB,C             19.95%       3.33%      13.24%

429.Net assets, end of period  $ 1,431,602  $ 422,511  $ 370,662
(000 omitted)

430.Ratio of expenses to        1.71%        1.85%A,F   1.75%A
average net assets

431.Ratio of expenses to        1.70%G       1.84%A,G   1.74%A,G
average net assets after
expense reductions

432.Ratio of net investment     .31%         .47%A      .48%A
income to average net assets

433.Portfolio turnover          25%          33%A       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

ADVISOR GROWTH OPPORTUNITIES - CLASS C

434.Selected Per-Share Data
and Ratios

435.Year ended November 30     1998       1997E

436.Net asset value,           $ 44.20    $ 43.62
beginning of period

437.Income from Investment
Operations

438. Net investment incomeD     .12        .02

439. Net realized and           8.08       .56
unrealized gain (loss)

440. Total from investment      8.20       .58
operations

441.Less Distributions

442. From net investment        (.47)      --
income

443. From net realized gain     (2.60)     --

444. Total distributions        (3.07)     --

445.Net asset value, end of    $ 49.33    $ 44.20
period

446.Total returnB,C             19.91%     1.33%

447.Net assets, end of period  $ 301,078  $ 5,845
(000 omitted)

448.Ratio of expenses to        1.70%      1.85%A,F
average net assets

449.Ratio of expenses to        1.70%      1.84%A,G
average net assets after
expense reductions

450.Ratio of net investment     .27%       .74%A
income to average net assets

451.Portfolio turnover          25%        33%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR GROWTH & INCOME - CLASS A

452.Selected Per-Share Data
and Ratios

453.Years ended November 30    1998      1997E

454.Net asset value,           $ 12.47   $ 10.00
beginning of period

455.Income from Investment
Operations

456. Net investment incomeD     .06       .04

457. Net realized and           2.79      2.46
unrealized gain (loss)

458. Total from investment      2.85      2.50
operations

459.Less Distributions

460. From net investment        (.05)     (.03)
income

461. From net realized gain     (.18)     --

462. Total distributions        (.23)     (.03)

463.Net asset value, end of    $ 15.09   $ 12.47
period

464.Total returnB,C             23.24%    25.04%

465.Net assets, end of period  $ 34,614  $ 6,977
(000 omitted)

466.Ratio of expenses to        1.12%     1.50%A,F
average net assets

467.Ratio of expenses to        1.11%G    1.50%A
average net assets after
expense reductions

468.Ratio of net investment     .46%      .34%A
income to average net assets

469.Portfolio turnover          54%       82%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR GROWTH & INCOME - CLASS T

470.Selected Per-Share Data
and Ratios

471.Years ended November 30    1998       1997E

472.Net asset value,           $ 12.46    $ 10.00
beginning of period

473.Income from Investment
Operations

474. Net investment incomeD     .04        .03

475. Net realized and           2.78       2.45
unrealized gain (loss)

476. Total from investment      2.82       2.48
operations

477.Less Distributions

478. From net investment        (.03)      (.02)
income

479. From net realized gain     (.18)      --

480. Total distributions        (.21)      (.02)

481.Net asset value, end of    $ 15.07    $ 12.46
period

482.Total returnB,C             23.00%     24.83%

483.Net assets, end of period  $ 400,322  $ 133,468
(000 omitted)

484.Ratio of expenses to        1.31%      1.59%A
average net assets

485.Ratio of expenses to        1.30%F     1.59%A
average net assets after
expense reductions

486.Ratio of net investment     .27%       .24%A
income to average net assets

487.Portfolio turnover          54%        82%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR GROWTH & INCOME - CLASS B

488.Selected Per-Share Data
and Ratios

489.Years ended November 30    1998       1997E

490.Net asset value,           $ 12.41    $ 10.00
beginning of period

491.Income from Investment
Operations

492. Net investment income      (.03)      (.04)
(loss)D

493. Net realized and           2.77       2.46
unrealized gain (loss)

494. Total from investment      2.74       2.42
operations

495.Less Distributions

496. From net investment        --         (.01)
income

497. From net realized gain     (.17)      --

498. Total distributions        (.17)      (.01)

499.Net asset value, end of    $ 14.98    $ 12.41
period

500.Total returnB,C             22.39%     24.22%

501.Net assets, end of period  $ 158,180  $ 28,825
(000 omitted)

502.Ratio of expenses to        1.83%      2.25%A,F
average net assets

503.Ratio of expenses to        1.82%G     2.25%A
average net assets after
expense reductions

504.Ratio of net investment     (.25)%     (.42)%A
income (loss) to average net
assets

505.Portfolio turnover          54%        82%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR GROWTH & INCOME - CLASS C

506.Selected Per-Share Data
and Ratios

507.Years ended November 30    1998      1997E

508.Net asset value,           $ 12.45   $ 12.22
beginning of period

509.Income from Investment
Operations

510. Net investment income      (.04)     --
(loss)D

511. Net realized and           2.76      .23
unrealized gain (loss)

512. Total from investment      2.72      .23
operations

513.Less Distributions

514. From net investment        (.01)     --
income

515. From net realized gain     (.18)     --

516. Total distributions        (.19)     --

517.Net asset value, end of    $ 14.98   $ 12.45
period

518.Total returnB,C             22.20%    1.88%

519.Net assets, end of period  $ 59,652  $ 391
(000 omitted)

520.Ratio of expenses to        1.87%     2.24%A,F
average net assets

521.Ratio of expenses to        1.85%G    2.24%A
average net assets after
expense reductions

522.Ratio of net investment     (.27)%    .19%A
income (loss) to average net
assets

523.Portfolio turnover          54%       82%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY INCOME - CLASS A

524.Selected Per-Share Data
and Ratios

525.Years ended November 30    1998      1997      1996F

526.Net asset value,           $ 26.69   $ 22.78   $ 20.38
beginning of period

527.Income from Investment
Operations

528. Net investment incomeE     .24       .23       .06

529. Net realized and           3.19      4.61      2.44
unrealized gain (loss)

530. Total from investment      3.43      4.84      2.50
operations

531.Less Distributions

532. From net investment        (.25)     (.34)     (.10)
income

533. From net realized gain     (1.72)    (.59)     --

534. Total distributions        (1.97)    (.93)     (.10)

535.Net asset value, end of    $ 28.15   $ 26.69   $ 22.78
period

536.Total returnB,C             13.82%    22.05%    12.31%

537.Net assets, end of period  $ 65,436  $ 25,659  $ 3,306
(000 omitted)

538.Ratio of expenses to        1.03%     1.26%G    1.46%A,D,G
average net assets

539.Ratio of expenses to        1.02%H    1.25%H    1.44%A,H
average net assets after
expense reductions

540.Ratio of net investment     .89%      .93%      1.27%A
income to average net assets

541.Portfolio turnover          59%       55%       78%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY INCOME - CLASS T


542.Selected Per-Share Data
and Ratios

543.Years ended November 30    1998         1997         1996         1995       1994

544.Net asset value,           $ 26.85      $ 22.83      $ 19.95      $ 15.96    $ 14.86
beginning of period

545.Income from Investment
Operations

546. Net investment income      .19C         .26C         .30C         .31        .28C

547. Net realized and           3.22         4.62         3.35         4.26       1.03
unrealized gain (loss)

548. Total from investment      3.41         4.88         3.65         4.57       1.31
operations

549.Less Distributions

550. From net investment        (.19)        (.27)        (.31)        (.30)      (.21)
income

551. From net realized gain     (1.72)       (.59)        (.46)        (.28)      --

552. Total distributions        (1.91)       (.86)        (.77)        (.58)      (.21)

553.Net asset value, end of    $ 28.35      $ 26.85      $ 22.83      $ 19.95    $ 15.96
period

554.Total returnA,B             13.63%       22.12%       18.89%       29.46%     8.84%

555.Net assets, end of period  $ 2,635,406  $ 2,190,070  $ 1,672,994  $ 880,054  $ 179,501
(000 omitted)

556.Ratio of expenses to        1.21%        1.23%        1.27%        1.48%      1.67%
average net assets

557.Ratio of expenses to        1.20%D       1.21%D       1.26%D       1.47%D     1.64%D
average net assets after
expense reductions

558.Ratio of net investment     .72%         1.05%        1.45%        1.78%      1.69%
income to average net assets

559.Portfolio turnover          59%          55%          78%          80%        140%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY INCOME - CLASS B


560.Selected Per-Share Data
and Ratios

561.Years ended November 30    1998       1997       1996       1995       1994E

562.Net asset value,           $ 26.73    $ 22.73    $ 19.90    $ 15.94    $ 15.21
beginning of period

563.Income from Investment
Operations

564. Net investment income      .05D       .13D       .19D       .26        .08D

565. Net realized and           3.21       4.61       3.33       4.23       .72
unrealized gain (loss)

566. Total from investment      3.26       4.74       3.52       4.49       .80
operations

567.Less Distributions

568. From net investment        (.07)      (.15)      (.23)      (.25)      (.07)
income

569. From net realized gain     (1.72)     (.59)      (.46)      (.28)      --

570. Total distributions        (1.79)     (.74)      (.69)      (.53)      (.07)

571.Net asset value, end of    $ 28.20    $ 26.73    $ 22.73    $ 19.90    $ 15.94
period

572.Total returnB,C             13.06%     21.52%     18.22%     28.95%     5.25%

573.Net assets, end of period  $ 877,573  $ 682,308  $ 500,447  $ 270,101  $ 35,373
(000 omitted)

574.Ratio of expenses to        1.74%      1.74%F     1.81%      1.85%      2.24%A
average net assets

575.Ratio of expenses to        1.72%G     1.73%G     1.79%G     1.84%G     2.18%A,G
average net assets after
expense reductions

576.Ratio of net investment     .19%       .53%       .92%       1.41%      1.15%A
income to average net assets

577.Portfolio turnover          59%        55%        78%        80%        140%



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY INCOME - CLASS C

578.Selected Per-Share Data
and Ratios

579.Years ended November 30    1998      1997E

580.Net asset value,           $ 26.84   $ 26.65
beginning of period

581.Income from Investment
Operations

582. Net investment incomeD     .02       .02

583. Net realized and           3.21      .17
unrealized gain (loss)

584. Total from investment      3.23      .19
operations

585.Less Distributions

586. From net investment        (.12)     --
income

587. From net realized gain     (1.72)    --

588. Total distributions        (1.84)    --

589.Net asset value, end of    $ 28.23   $ 26.84
period

590.Total returnB,C             12.90%    0.71%

591.Net assets, end of period  $ 37,014  $ 684
(000 omitted)

592.Ratio of expenses to        1.84%     1.85%A,F
average net assets

593.Ratio of expenses to        1.82%G    1.81%A,G
average net assets after
expense reductions

594.Ratio of net investment     .07%      1.24%A
income to average net assets

595.Portfolio turnover          59%       55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR BALANCED - CLASS A

596.Selected Per-Share Data
and Ratios

597.Years ended October 31     1998H     1998      1997     1996E

598.Net asset value,           $ 19.25   $ 18.75   $ 16.04  $ 15.22
beginning of period

599.Income from Investment
Operations

600. Net investment incomeD     .05       .53       .48      .08

601. Net realized and           .61       1.80      2.83     .88
unrealized gain (loss)

602. Total from investment      .66       2.33      3.31     .96
operations

603.Less Distributions

604. From net investment        --        (.57)     (.49)    (.14)
income

605. From net realized gain     --        (1.26)    (.11)    --

606. Total distributions        --        (1.83)    (.60)    (.14)

607.Net asset value, end of    $ 19.91   $ 19.25   $ 18.75  $ 16.04
period

608.Total returnB,C             3.43%     13.04%    20.99%   6.34%

609.Net assets, end of period  $ 16,859  $ 15,517  $ 7,565  $ 1,181
(000 omitted)

610.Ratio of expenses to        1.02%A    1.05%     1.41%F   1.50%A,F
average net assets

611.Ratio of expenses to        1.02%A    1.02%G    1.40%G   1.49%A,G
average net assets after
expense reductions

612.Ratio of net investment     3.13%A    2.76%     2.68%    3.07%A
income to average net assets

613.Portfolio turnover          73%A      85%       70%      223%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30
ADVISOR BALANCED - CLASS T


614.Selected Per-Share Data
and Ratios

615.Years ended October 31     1998F        1998         1997         1996         1995         1994

616.Net asset value,           $ 19.30      $ 18.79      $ 16.07      $ 15.30      $ 14.67      $ 15.91
beginning of period

617.Income from Investment
Operations

618. Net investment income      .05D         .51D         .53D         .51D         .59          .38

619. Net realized and           .61          1.80         2.84         .88          .54          (.79)
unrealized gain (loss)

620. Total from investment      .66          2.31         3.37         1.39         1.13         (.41)
operations

621.Less Distributions

622. From net investment        --           (.54)        (.54)        (.59)        (.50)        (.28)
income

623. In excess of net           --           --           --           --           --           (.02)
investment income

624. From net realized gain     --           (1.26)       (.11)        (.03)        --           (.49)

625. Return of capital          --           --           --           --           --           (.04)

626. Total distributions        --           (1.80)       (.65)        (.62)        (.50)        (.83)

627.Net asset value, end of    $ 19.96      $ 19.30      $ 18.79      $ 16.07      $ 15.30      $ 14.67
period

628.Total returnB,C             3.42%        12.90%       21.36%       9.30%        7.85%        (2.69)%

629.Net assets, end of period  $ 2,993,364  $ 2,903,025  $ 2,901,221  $ 2,992,716  $ 3,441,141  $ 3,128,776
(000 omitted)

630.Ratio of expenses to        1.22%A       1.16%        1.17%        1.26%        1.47%        1.59%
average net assets

631.Ratio of expenses to        1.22%A       1.15%E       1.17%        1.25%E       1.46%E       1.58%E
average net assets after
expense reductions

632.Ratio of net investment     2.92%A       2.68%        2.98%        3.32%        3.99%        3.79%
income to average net assets

633.Portfolio turnover          73%A         85%          70%          223%         297%         202%



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F ONE MONTH ENDED NOVEMBER 30
ADVISOR BALANCED - CLASS B

634.Selected Per-Share Data
and Ratios

635.Years ended October 31     1998G     1998      1997E

636.Net asset value,           $ 19.21   $ 18.71   $ 16.36
beginning of period

637.Income from Investment
Operations

638. Net investment incomeD     .04       .38       .29

639. Net realized and           .61       1.81      2.38
unrealized gain (loss)

640. Total from investment      .65       2.19      2.67
operations

641.Less Distributions

642. From net investment        --        (.43)     (.32)
income

643. From net realized gain     --        (1.26)    --

644. Total distributions        --        (1.69)    (.32)

645.Net asset value, end of    $ 19.86   $ 19.21   $ 18.71
period

646.Total returnB,C             3.38%     12.25%    16.40%

647.Net assets, end of period  $ 57,263  $ 51,226  $ 15,958
(000 omitted)

648.Ratio of expenses to        1.80%A    1.74%     2.12%A
average net assets

649.Ratio of expenses to        1.80%A    1.73%F    2.11%A,F
average net assets after
expense reductions

650.Ratio of net investment     2.35%A    2.02%     1.88%A
income to average net assets

651.Portfolio turnover          73%A      85%       70%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G ONE MONTH ENDED NOVEMBER 30
ADVISOR BALANCED - CLASS C

652.Selected Per-Share Data
and Ratios

653.Year ended October 31      1998H      1998E

654.Net asset value,           $ 19.22    $ 19.05
beginning of period

655.Income from Investment
Operations

656. Net investment incomeD     .04        .36

657. Net realized and           .62        1.56
unrealized gain (loss)

658. Total from investment      .66        1.92
operations

659.Less Distributions

660. From net investment        --         (.49)
income

661. From net realized gain     --         (1.26)

662. Total distributions        --         (1.75)

663.Net asset value, end of    $ 19.88    $ 19.22
period

664.Total returnB,C             3.43%      10.62%

665.Net assets, end of period  $ 21,099   $ 20,443
(000 omitted)

666.Ratio of expenses to        1.77%A     1.80%A,F
average net assets

667.Ratio of expenses to        1.76%A,G   1.79%A,G
average net assets after
expense reductions

668.Ratio of net investment     2.37%A     1.89%A
income to average net assets

669.Portfolio turnover          73%A       85%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

PRIOR PERFORMANCE OF SIMILAR FUNDS

Because Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation (Corresponding Funds) were new when this prospectus was printed, their performance history is not included. However, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are modeled after the following existing funds, respectively: Fidelity Retirement Growth Fund, Fidelity Dividend Growth Fund, and Fidelity Asset Manager: Growth (Related Funds).

The Related Funds are managed by FMR and have investment objectives and policies that are substantially identical in all material respects to those of the Corresponding Funds offered through this prospectus. The Related Funds, however, have different expenses and are sold through different distribution channels. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than the Related Funds. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds offered through this prospectus. The performance data of the Related Funds is net of management fees and other expenses and is based on past results.

Although the Corresponding Funds have investment objectives and policies that are substantially identical in all material respects to those of the Related Funds, you should not assume that the Corresponding Funds will have the same performance as the Related Funds. For example, a Corresponding Fund's future performance may be better or worse than the performance of its Related Fund due to, among other things, differences in sales charges, expenses, asset sizes and cash flows between the Corresponding Fund and its Related Fund. Class A, Class T, Class B, and Class C shares of the Corresponding Funds have higher sales charges and may have higher total expenses than the Related Funds, which would have resulted in lower performance if each Corresponding Fund's current sales charges and expenses had been applied to the performance of the Related Funds. Certain investors may be eligible for sales charge waivers.

The first table below shows the date FMR began managing each Related Fund and the asset size of each Related Fund as of December 31, 1998.

The next group of tables on page shows changes in the performance of each Related Fund from year to year.

The last group of tables on page 126 compares the performance of each Related Fund to the performance of a market index and, for Fidelity Asset Manager: Growth, a combination of market indexes and (except for Fidelity Asset Manager: Growth) an average of the performance of similar funds over various periods of time.

The performance of each Related Fund does not represent the past performance of the Corresponding Funds and should not be interpreted as indicative of the future performance of the Corresponding Funds or the Related Funds.

CORRESPONDING FUND OFFERED   RELATED FUND (INCEPTION DATE)
THROUGH THIS PROSPECTUS      AND ASSET SIZE

Fidelity Advisor Retirement  Fidelity Retirement Growth
Growth Fund                  Fund (March 25, 1983)
                             $4,946,100,000

Fidelity Advisor Dividend    Fidelity Dividend Growth Fund
Growth Fund                  (April 27, 1993)
                             $10,368,600,000

Fidelity Advisor Asset       Fidelity Asset Manager:
Allocation Fund              Growth (December 30, 1991)
                             $5,119,900,000


YEAR-BY-YEAR RETURNS FOR THE RELATED FUNDS


FIDELITY RETIREMENT GROWTH

Calendar Years              1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                            30.41%  -10.16%  45.58%  10.60%  22.13%  0.06%  24.28%  8.33%  18.54%  35.89%




Percentage (%)
Row: 1, Col: 1, Value: 30.41
Row: 2, Col: 1, Value: -10.16
Row: 3, Col: 1, Value: 45.58
Row: 4, Col: 1, Value: 10.6
Row: 5, Col: 1, Value: 22.13
Row: 6, Col: 1, Value: 0.06000000000000001
Row: 7, Col: 1, Value: 24.28
Row: 8, Col: 1, Value: 8.33
Row: 9, Col: 1, Value: 18.54
Row: 10, Col: 1, Value: 35.89

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY RETIREMENT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 21.80% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.09% (QUARTER ENDING SEPTEMBER 30, 1990).


FIDELITY DIVIDEND GROWTH

Calendar Years                                1994   1995    1996    1997    1998

                                              4.27%  37.53%  30.14%  27.90%  35.85%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 4.270000000000001
Row: 7, Col: 1, Value: 37.53
Row: 8, Col: 1, Value: 30.14
Row: 9, Col: 1, Value: 27.9
Row: 10, Col: 1, Value: 35.84999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY DIVIDEND GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 19.53% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.15% (QUARTER
ENDING SEPTEMBER 30, 1997).


FIDELITY ASSET MANAGER: GROWTH

Calendar Years                              1992    1993    1994    1995    1996    1997    1998

                                            19.08%  26.32%  -7.39%  19.95%  17.59%  26.46%  18.08%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 19.08
Row: 5, Col: 1, Value: 26.32
Row: 6, Col: 1, Value: -7.39
Row: 7, Col: 1, Value: 19.95
Row: 8, Col: 1, Value: 17.59
Row: 9, Col: 1, Value: 26.46
Row: 10, Col: 1, Value: 18.08

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY ASSET MANAGER:
GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 16.07% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -8.20%
(QUARTER ENDING SEPTEMBER 30, 1998).
AVERAGE ANNUAL RETURNS FOR THE RELATED FUNDSC


For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fund*
December 31, 1998

FIDELITY RETIREMENT GROWTHD        35.89%       16.76%        17.46%

S&P 500                            28.58%       24.06%        19.21%

Lipper Capital Appreciation        19.96%       14.96%        14.09%
Funds Average

FIDELITY DIVIDEND GROWTHD          35.85%       26.53%        26.53%A

S&P 500                            28.58%       24.06%        24.06%A

Lipper Growth Funds Average        22.86%       18.63%        18.63%A

FIDELITY ASSET MANAGER: GROWTHD    18.08%       14.30%        16.62%B

S&P 500                            28.58%       24.06%        19.51%B

Fidelity Aggressive Asset          22.74%       18.37%        15.50%B
Allocation Composite Index



* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.
A FROM JANUARY 1, 1994.
B FROM JANUARY 1, 1992.
C THE FUNDS OFFERED THROUGH THIS PROSPECTUS CHARGE A 12B-1 FEE AND MAY SELL THEIR SHARES WITH A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, WHILE THE RELATED FUNDS DO NOT. CERTAIN INVESTORS MAY BE ELIGIBLE FOR SALES CHARGE WAIVERS. INCLUDING ANY APPLICABLE SALES CHARGE AND/OR 12B-1 FEE IN A PERFORMANCE CALCULATION PRODUCES A LOWER RETURN.
D FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.57% FOR FIDELITY RETIREMENT GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED JULY 31, 1998, THE TOTAL OPERATING EXPENSES WERE 0.86% FOR FIDELITY DIVIDEND GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.80% FOR FIDELITY ASSET MANAGER: GROWTH (INCLUDING EXPENSE REDUCTIONS). IF FMR HAD NOT REIMBURSED CERTAIN EXPENSES DURING THESE PERIODS, FIDELITY ASSET MANAGER: GROWTH'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

Fidelity Aggressive Asset Allocation Composite Index is a hypothetical representation of the performance of Fidelity Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market). The following indexes are used to calculate the Composite
Index: stocks - the Standard & Poor's 500 Index (S&P 500), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

The S&P 500 is a market capitalization-weighted index of common stocks.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

The Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940,    FILE NUMBER 811-3785    .

Fidelity,    TechnoQuant    , Fidelity Investments & (Pyramid) Design,
Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

   1.702922.103 ACOM-pro-0299-02


Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY   (registered trademark)
ADVISOR    DOMESTIC EQUITY
FUNDS
INSTITUTIONAL CLASS
GROWTH FUNDS:
Fidelity Advisor TechnoQuant   (registered trademark)     Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor    Value Strategies     Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth Opportunities Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

PROSPECTUS
FEBRUARY 26, 1999

   REVISED DECEMBER 29, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             64   INVESTMENT SUMMARY

                         70   PERFORMANCE

                         13   FEE TABLE

FUND BASICS              18   INVESTMENT DETAILS

                         23   VALUING SHARES

SHAREHOLDER INFORMATION  23   BUYING AND SELLING SHARES

                         26   EXCHANGING SHARES

                         26   ACCOUNT FEATURES AND POLICIES

                         28   DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         28   TAX CONSEQUENCES

FUND SERVICES            28   FUND MANAGEMENT

                         30   FUND DISTRIBUTION

APPENDIX                 35   FINANCIAL HIGHLIGHTS

                         115  PRIOR PERFORMANCE OF SIMILAR
                              FUNDS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using computer-aided, quantitative analysis of technical factors such as price and volume information as well as fundamental factors to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR's principal investment strategies include:

(small solid bullet)    Investing primarily in common stocks.

(small solid bullet)    Investing in securities of companies that FMR
believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

(small solid bullet)    Focusing investments in medium-sized
companies, but may also invest substantially in larger or smaller companies.

(small solid bullet)    Investing in domestic and foreign issuers.

(small solid bullet)    Using fundamental analysis of each issuer's
financial condition and industry position and market and economic conditions to select investments.

   PRINCIPAL INVESTMENT RISKS

   The fund is subject to the following principal investment risks:

(small solid bullet)        STOCK MARKET VOLATILITY.    Stock markets
are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
Different parts of the market can react differently to these developments.

(small solid bullet)        FOREIGN EXPOSURE.    Foreign markets can
be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet)        ISSUER-SPECIFIC CHANGES.    The value of
an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

(small solid bullet)        "VALUE" INVESTING.    "Value" stocks can
perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).

(small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

(small solid bullet) Realizing capital gains without considering the tax consequences to shareholders.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in common stocks.

(small solid bullet) Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with large market capitalizations (over $1 billion).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in companies that it believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Advisor Balanced may also compare its performance to the performance of a combination of market indexes over various periods of time. Each of Advisor Equity Income and Advisor Equity Growth may also compare its performance to the performance of an additional index over various periods of time.
   Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment
policies.     Returns are based on past results and are not an
indication of future performance.

Because Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation were new when this prospectus was printed, their performance history is not included. Performance history will be available for Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation after each fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

ADVISOR TECHNOQUANT GROWTH

Calendar Years                  1997    1998

                                12.33%  15.97%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 12.33
Row: 10, Col: 1, Value: 15.97

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR TECHNOQUANT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS
18.27% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.30% (QUARTER ENDING MARCH 31, 1997).

ADVISOR VALUE STRATEGIES


Calendar Years                1996   1997    1998

                              1.99%  26.11%  1.12%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 1.99
Row: 9, Col: 1, Value: 26.11
Row: 10, Col: 1, Value: 1.12

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR VALUE STRATEGIES, THE HIGHEST RETURN FOR A QUARTER WAS 18.11% (QUARTER ENDING SEPTEMBER 30, 1997) AND THE LOWEST RETURN FOR A
QUARTER WAS -17.84% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR MID CAP

Calendar Years                                    1997    1998

                                                  28.05%  15.07%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 28.05
Row: 10, Col: 1, Value: 15.07
DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR MID CAP, THE HIGHEST RETURN FOR A QUARTER WAS 23.53% (QUARTER ENDING DECEMBER 31, 1998), AND THE LOWEST RETURN FOR A QUARTER WAS -17.14% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR EQUITY GROWTH

Calendar Years          1989    1990   1991    1992    1993    1994    1995    1996    1997    1998

                        44.84%  6.93%  64.71%  10.14%  15.71%  -0.04%  40.12%  16.89%  24.61%  39.47%



Percentage (%)
Row: 1, Col: 1, Value: 44.84
Row: 2, Col: 1, Value: 6.930000000000001
Row: 3, Col: 1, Value: 64.16999999999999
Row: 4, Col: 1, Value: 10.14
Row: 5, Col: 1, Value: 15.71
Row: 6, Col: 1, Value: -0.04000000000000001
Row: 7, Col: 1, Value: 40.0
Row: 8, Col: 1, Value: 16.89
Row: 9, Col: 1, Value: 24.61
Row: 10, Col: 1, Value: 39.47

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR EQUITY GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 37.09% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -22.23% (QUARTER ENDING SEPTEMBER 30, 1990).

ADVISOR LARGE CAP

Calendar Years                                      1997    1998

                                                    24.34%  36.14%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 24.34
Row: 10, Col: 1, Value: 36.14

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR LARGE CAP, THE HIGHEST RETURN FOR A QUARTER WAS 23.67%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.64% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR GROWTH OPPORTUNITIES

Calendar Years                                            1996    1997    1998

                                                          18.30%  29.20%  24.63%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 18.3
Row: 9, Col: 1, Value: 29.2
Row: 10, Col: 1, Value: 24.63

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR GROWTH OPPORTUNITIES, THE HIGHEST RETURN FOR A QUARTER WAS 20.63% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.54% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR GROWTH & INCOME

Calendar Years                                           1997    1998

                                                         28.23%  31.00%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 28.0
Row: 10, Col: 1, Value: 31.0

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR GROWTH & INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 23.56% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.52% (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR EQUITY INCOME

Calendar Years         1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

                       18.43%  -14.28%  29.81%  14.94%  18.80%  7.50%  33.49%  15.26%  26.64%  16.77%



Percentage (%)
Row: 1, Col: 1, Value: 18.43
Row: 2, Col: 1, Value: -14.2
Row: 3, Col: 1, Value: 29.8
Row: 4, Col: 1, Value: 14.9
Row: 5, Col: 1, Value: 18.8
Row: 6, Col: 1, Value: 7.5
Row: 7, Col: 1, Value: 33.49
Row: 8, Col: 1, Value: 15.0
Row: 9, Col: 1, Value: 26.0
Row: 10, Col: 1, Value: 16.0

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR EQUITY INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 17.90% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -15.96% (QUARTER ENDING SEPTEMBER 30, 1990).

ADVISOR BALANCED

Calendar Years                                1996   1997    1998

                                              8.68%  22.92%  16.06%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 8.6
Row: 9, Col: 1, Value: 22.9
Row: 10, Col: 1, Value: 16.77

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR BALANCED, THE HIGHEST RETURN FOR A QUARTER WAS 12.58% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS


For the periods ended          Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR TECHNOQUANT GROWTH       15.97%       n/a           14.14%A

S&P 500                          28.58%       n/a           30.95%A

Lipper Capital Appreciation      19.96%       n/a           17.52%A
Funds Average

ADVISOR VALUE STRATEGIES         1.12%        n/a           9.16%B

S&P 500                          28.58%       n/a           28.23%B

Russell MidCap Value Index       5.08%        n/a           19.30%B

Lipper Capital Appreciation      19.96%       n/a           16.12%B
Funds Average

ADVISOR MID CAP                  15.07%       n/a           21.39%A

S&P MidCap 400 Index             19.11%       n/a           25.51%A

Lipper Mid Cap Funds Average     12.16%       n/a           15.45%A

ADVISOR EQUITY GROWTH            39.47%       23.26%        24.92%

Russell 3000 Growth Index        35.02%       24.21%        19.77%

Lipper Growth Funds Average      22.86%       18.63%        16.72%

S&P 500                          28.58%       24.06%        19.21%

ADVISOR LARGE CAP                36.14%       n/a           30.11%A

S&P 500                          28.58%       n/a           30.95%A

Lipper Growth Funds Average      22.86%       n/a           23.59%A

ADVISOR GROWTH OPPORTUNITIES     24.63%       n/a           23.97%B

S&P 500                          28.58%       n/a           28.23%B

Lipper Growth Funds Average      22.86%       n/a           22.29%B

ADVISOR GROWTH & INCOME          31.00%       n/a           29.61%A

S&P 500                          28.58%       n/a           30.95%A

Lipper Growth and Income         15.61%       n/a           20.81%A
Funds Average

ADVISOR EQUITY INCOME            16.77%       19.59%        15.97%

Russell 3000 Value Index         13.50%       20.11%        17.08%

Lipper Equity Income Funds       10.89%       16.60%        14.47%
Average

S&P 500                          28.58%       24.06%        19.21%

ADVISOR BALANCED                 16.06%       n/a           15.74%B

S&P 500                          28.58%       n/a           28.23%B

Lipper Balanced Funds Average    13.48%       n/a           15.79%B

Fidelity Balanced Composite      20.98%       n/a           19.80%B
Index



* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1996.

If FMR had not reimbursed certain class expenses during these periods, Institutional Class's returns would have been lower except for Advisor Equity Growth, Advisor Growth Opportunities, and Advisor Growth &
Income.

   Going forward, Advisor Value Strategies' performance will be compared to the Russell MidCap Value Index rather than the S&P 500. The Russell MidCap Value Index more closely reflects the fund's investment strategy.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of Advisor Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the Standard & Poor's 500 Index, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Standard & Poor's MidCap 400(registered trademark) Index is a market capitalization-weighted index of 400 medium-capitalization stocks.

Russell 3000 Growth Index is a market capitalization-weighted index of U.S. domiciled growth oriented stocks.

Russell 3000 Value Index is a market capitalization-weighted index of U.S. domiciled value oriented stocks.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Institutional Class shares of a fund. The annual class operating expenses provided beginning on page 146 for Institutional Class of each fund except Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided beginning on page 146 for Institutional Class of Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are based on estimated expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Institutional Class

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                          Institutional Class

ADVISOR TECHNOQUANT GROWTH  Management fee                0.59%

                            Distribution and Service      None
                            (12b-1) fee

                            Other expenses                0.64%

                            Total annual class operating  1.23%
                            expensesA

ADVISOR SMALL CAP           Management fee                0.74%

                            Distribution and Service      None
                            (12b-1) fee

                            Other expenses                0.55%

                            Total annual class operating  1.29%
                            expensesA

ADVISOR VALUE STRATEGIES    Management fee                0.38%

                            Distribution and Service      None
                            (12b-1) fee

                            Other expenses                0.30%

                            Total annual class operating  0.68%
                            expensesA

ADVISOR MID CAP             Management fee                0.59%

                            Distribution and Service      None
                            (12b-1) fee

                            Other expenses                0.27%

                            Total annual class operating  0.86%
                            expensesA

ADVISOR RETIREMENT GROWTH   Management fee                0.59%

                            Distribution and Service      None
                            (12b-1) fee

                            Other expenses                0.41%

                            Total annual class operating  1.00%
                            expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                            Institutional Class  Effective Date

Advisor TechnoQuant Growth   1.05%               12/1/98

Advisor Small Cap            1.50%               9/6/98

Advisor Value Strategies     1.05%               2/27/99

Advisor Mid Cap              1.05%               2/27/99

Advisor Retirement Growth    1.50%               12/29/98


THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.
A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been:

                            Institutional Class

Advisor TechnoQuant Growth   1.03%(dagger)

Advisor Value Strategies     0.67%

Advisor Mid Cap              0.83%


(dagger) AFTER REIMBURSEMENT.

                                                             Institutional Class

ADVISOR EQUITY GROWTH          Management fee                0.59%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.17%

                               Total annual class operating  0.76%
                               expensesA

ADVISOR LARGE CAP              Management fee                0.59%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.35%

                               Total annual class operating  0.94%
                               expensesA

ADVISOR DIVIDEND GROWTH        Management fee                0.59%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.37%

                               Total annual class operating  0.96%
                               expensesA

ADVISOR GROWTH OPPORTUNITIES   Management fee                0.46%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.16%

                               Total annual class operating  0.62%
                               expenses

ADVISOR GROWTH & INCOME        Management fee                0.49%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.27%

                               Total annual class operating  0.76%
                               expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                         Institutional Class  Effective Date

Advisor Equity Growth     0.95%               1/1/99

Advisor Large Cap         1.05%               12/1/98

Advisor Dividend Growth   1.50%               12/29/98

Advisor Growth & Income   0.95%               2/27/99

THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been:

                              Institutional Class

Advisor Equity Growth           0.74%

Advisor Large Cap               0.92%

Advisor Growth Opportunities    0.61%

Advisor Growth & Income         0.75%

                                                         Institutional Class

ADVISOR EQUITY INCOME      Management fee                0.49%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                0.18%

                           Total annual class operating  0.67%
                           expensesA

ADVISOR ASSET ALLOCATION   Management fee                0.59%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                1.15%

                           Total annual class operating  1.74%
                           expensesA

ADVISOR BALANCED           Management fee                0.44%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                0.19%

                           Total annual class operating  0.63%
                           expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                          Institutional Class  Effective Date

Advisor Equity Income      0.85%               1/1/99

Advisor Asset Allocation   1.50%               12/29/98

Advisor Balanced           0.80%               1/1/99

THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.
A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been:

                       Institutional Class

Advisor Equity Income   0.66%

Advisor Balanced        0.61%

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


                                        Institutional Class

ADVISOR TECHNOQUANT GROWTH    1 year    $ 125

                              3 years   $ 390

                              5 years   $ 676

                              10 years  $ 1,489

ADVISOR SMALL CAP             1 year    $ 131

                              3 years   $ 409

                                        Institutional Class

ADVISOR VALUE STRATEGIES      1 year    $ 69

                              3 years   $ 218

                              5 years   $ 379

                              10 years  $ 847

ADVISOR MID CAP               1 year    $ 88

                              3 years   $ 274

                              5 years   $ 477

                              10 years  $ 1,061

ADVISOR RETIREMENT GROWTH     1 year    $ 102

                              3 years   $ 318

ADVISOR EQUITY GROWTH         1 year    $ 78

                              3 years   $ 243

                              5 years   $ 422

                              10 years  $ 942

ADVISOR LARGE CAP             1 year    $ 96

                              3 years   $ 300

                              5 years   $ 520

                              10 years  $ 1,155

ADVISOR DIVIDEND GROWTH       1 year    $ 98

                              3 years   $ 306

ADVISOR GROWTH OPPORTUNITIES  1 year    $ 63

                              3 years   $ 199

                              5 years   $ 346

                              10 years  $ 774

ADVISOR GROWTH & INCOME       1 year    $ 78

                              3 years   $ 243

                              5 years   $ 422

                              10 years  $ 942

ADVISOR EQUITY INCOME         1 year    $ 68

                              3 years   $ 214

                              5 years   $ 373

                              10 years  $ 835

ADVISOR ASSET ALLOCATION      1 year    $ 177

                              3 years   $ 548

ADVISOR BALANCED              1 year    $ 64

                              3 years   $ 202

                              5 years   $ 351

                              10 years  $ 786


FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities, FMR uses a security selection process that utilizes computer-aided, quantitative analysis. FMR's computer models use many types of factors, but emphasize technical data such as price and volume information. Fundamental factors, such as earnings estimates and dividend yield, may also be considered.

FMR's emphasis on technical analysis can result in the fund's holding different types of stocks at different times. For example, the fund can hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus can change rapidly based on FMR's analysis of the most current information. At times, the fund could be concentrated in a small number of market sectors or securities.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with small market capitalizations. Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 65% policy. As of November 30, 1998, the Russell 2000 included companies with capitalizations between $3.0 million and $2.5 billion. The size of companies in the Russell 2000 changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR normally invests the fund's assets primarily in common stocks.

   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

   FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

   FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of November 30, 1998, the S&P MidCap 400 included companies with capitalizations between $132.0 million and $67.7 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

Because the fund is designed for those in tax-qualified retirement plans and non-profit organizations, FMR's investment strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with large market capitalizations. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 65% policy.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities; including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 STOCKS 70%
(can range from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0
 BONDS 25%
(can range from 0-50%)
 SHORT-TERM/MONEY
MARKET 5% (can range
from 0-50%)

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 20% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price and yield, if applicable, change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

QUANTITATIVE INVESTING. The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

ADVISOR MID CAP FUND seeks long-term growth of capital.

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

ADVISOR BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m.-7:00 p.m. Eastern time, Monday through Friday).
(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(small solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(small solid bullet) ROTH IRAS

(small solid bullet) ROTH CONVERSION IRAS

(small solid bullet) ROLLOVER IRAS

(small solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED
PLANS

(small solid bullet) KEOGH PLANS

(small solid bullet) SIMPLE IRAS

(small solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(small solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS


TO OPEN AN ACCOUNT                                $2,500
For certain Fidelity Advisor retirement accountsA $500
Through regular investment plansB                 $100
TO ADD TO AN ACCOUNT                              $100
MINIMUM BALANCE                                   $1,000
For certain Fidelity Advisor retirement accountsA None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

B AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

SELLING SHARES

The price to sell one share of Institutional Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

   To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.
                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             another Fidelity fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL: FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.
                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.
                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Institutional Class
                             account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM INITIAL               MINIMUM ADDITIONAL  FREQUENCY                    PROCEDURES
$100                          $100                Monthly, bimonthly,          (small solid bullet) To set
                                                  quarterly, or semi-annually  up for a new account,
                                                                               complete the appropriate
                                                                               section on the application.
                                                                               (small solid bullet) To set
                                                                               up for existing accounts,
                                                                               call your investment
                                                                               professional or call
                                                                               Fidelity at the appropriate
                                                                               number found in "General
                                                                               Information" for an
                                                                               application.
                                                                               (small solid bullet) To make
                                                                               changes, call your
                                                                               investment professional or
                                                                               call Fidelity at the
                                                                               appropriate number found in
                                                                               "General Information." Call
                                                                               at least 10 business days
                                                                               prior to your next scheduled
                                                                               investment date.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR INSTITUTIONAL CLASS
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM                       MAXIMUM             FREQUENCY                    PROCEDURES
$100                          $50,000             Monthly, quarterly, or       (small solid bullet) Accounts
                                                  semi-annually                with a value of $10,000 or
                                                                               more in Institutional Class
                                                                               shares are eligible for this
                                                                               program.
                                                                               (small solid bullet) To set
                                                                               up, call your investment
                                                                               professional or call
                                                                               Fidelity at the appropriate
                                                                               number found in "General
                                                                               Information" for instructions.
                                                                               (small solid bullet) To make
                                                                               changes, call your
                                                                               investment professional or
                                                                               call Fidelity at the
                                                                               appropriate number found in
                                                                               "General Information." Call
                                                                               at least 10 business days
                                                                               prior to your next scheduled
                                                                               withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor
   Value Strategies    , Advisor Mid Cap, Advisor Retirement Growth,
Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, and Advisor Growth Opportunities normally pays dividends and capital gains distributions in December and January. Each of Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced normally pays dividends in March, June, September, and December and pays capital gains distributions in December and January.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

5. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

6. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

7. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

8. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gains distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR
Far East)        serves as a sub-adviser for each fund. FMR Far East
was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   (small solid bullet) Effective January 1, 2000, Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, will serve as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. FIJ will provide investment research and advice on issuers based outside the United States for each fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for Advisor Asset Allocation and Advisor Balanced. FIMM chooses certain types of investments for each fund.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

Robert Chow is vice president and manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant and manager.

   David Felman is vice president and manager of Advisor Mid Cap, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

Karen Firestone is manager of Advisor Large Cap, which she has managed since April 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

   Kevin Grant is vice president and manager of Advisor Balanced, which he has managed since March 1996. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

Dick Habermann is vice president and lead manager of Advisor Asset Allocation, which he has managed since December 1998. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was Division Head for International Equities and Director of International Research from 1993 to 1996, and Joint Chief Strategist for Portfolio Advisory ServicesSM from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.

Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since December 1996. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

Harry Lange is vice president and manager of Advisor Small Cap, which he has managed since September 1998. He also manages another Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.

Harris Leviton is vice president and manager of Advisor    Value
Strategies    , which he has managed since March 1996. Previously, he
managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

Charles Mangum is vice president and manager of Advisor Dividend
Growth, which he has managed since January 1999. Previously, he managed other Fidelity funds. Since joining Fidelity in 1990, Mr.
Mangum has worked as an analyst and manager.

J. Fergus Shiel is vice president and manager of Advisor Retirement Growth, which he has managed since January 1999. Since joining
Fidelity in 1989, Mr. Shiel has worked as an analyst, portfolio assistant and manager.

Beth Terrana is vice president and manager of Advisor Growth & Income, which she has managed since December 1996. She also manages other
Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

Jennifer Uhrig is vice president and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

George Vanderheiden is vice president and manager of Advisor Growth Opportunities, which he has managed since November 1987. Mr.
Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

For Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

   For Advisor Value Strategies, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if the fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

   For Advisor Growth Opportunities, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500.

Management fee  =  Basic fee  +/-  Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 30, 1998, the group fee rate was 0.2878% for Advisor
TechnoQuant Growth, Advisor Small Cap, Advisor    Value
Strategies    , Advisor Mid Cap, Advisor Retirement Growth, Advisor
Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced. The individual fund
fee rate is 0.30% for Advisor TechnoQuant Growth, Advisor    Value
Strategies    , Advisor Mid Cap, Advisor Retirement Growth, Advisor
Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, and Advisor Asset Allocation. The individual fund fee rate is 0.20% for Advisor Growth & Income and Advisor Equity Income. The individual fund fee rate is 0.15% for Advisor Balanced. The individual fund fee rate is 0.45% for Advisor Small Cap.

The basic fee for Advisor    Value Strategies     and Advisor Growth
Opportunities for the fiscal year ended November 30, 1998, was 0.59% and 0.59%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing
over the performance period Advisor    Value Strategies    ' and
Advisor Growth Opportunities' performance to that of the S&P 500.

For Advisor    Value Strategies     and Advisor Growth Opportunities,
the performance period is the most recent 36-month period.

   For Advisor Value Strategies, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is subtracted from the basic fee if the fund's performance over the performance period is worse than that of the S&P 500. The maximum annualized performance adjustment rate is - 0.20% of the fund's average net assets over the performance period.

   For Advisor Growth Opportunities, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus)0.20% of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for each of
Advisor    Value Strategies     and Advisor Growth Opportunities, the
fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The following table states the total management fee, as a percentage of each fund's average net assets, for each fund for the fiscal year ended November 30, 1998:

                              Total  Management Fee

Advisor TechnoQuant Growth     0.59%

Advisor Small Cap              0.75%A,D

Advisor Value Strategies       0.38%

Advisor Mid Cap                0.59%

Advisor Equity Growth          0.59%

Advisor Large Cap              0.59%

Advisor Growth Opportunities   0.46%

Advisor Growth & Income        0.49%

Advisor Equity Income          0.50%B

Advisor Balanced               0.46%A,C


A ANNUALIZED

B FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, ADVISOR EQUITY INCOME PAID FMR AT AN ANNUAL RATE OF 0.50% OF ITS AVERAGE NET ASSETS.

C FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1998.

D FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

The total management fee for the fiscal year ended October 31, 1998 was 0.44% of the fund's average net assets for Advisor Balanced.

   FMR pays FIMM, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East will pay FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

As of December 31, 1998, approximately 100% of Advisor Retirement
Growth's, Advisor Dividend Growth's, and Advisor Asset Allocation's total outstanding shares were held by FMR.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request. Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

ADVISOR TECHNOQUANT GROWTH
670.Selected Per-Share Data
and Ratios

671.Years ended November 30    1998     1997E

672.Net asset value,           $ 11.40  $ 10.00
beginning of period

673.Income from Investment
Operations

674. Net investment income      .03      (.04)
(loss)D

675. Net realized and           .68      1.44
unrealized gain (loss)

676. Total from investment      .71      1.40
operations

677.Less Distributions

678. From net realized gain     (.28)    --

679. In excess of net           (.11)    --
realized gain

680. Total distributions        (.39)    --

681.Net asset value, end of    $ 11.72  $ 11.40
period

682.Total returnB,C             6.63%    14.00%

683.Net assets, end of period  $ 1,057  $ 1,459
(000 omitted)

684.Ratio of expenses to        1.50%F   1.50%A,F
average net assets

685.Ratio of expenses to        1.48%G   1.50%A
average net assets after
expense reductions

686.Ratio of net investment     .17%     (.42)%A
income (loss) to average net
assets

687.Portfolio turnover          358%     213%A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR SMALL CAP
688.Selected Per-Share Data
and Ratios

689.September 9, 1998          1998
(commencement of operations)
to November 30

690.Net asset value,           $ 10.00
beginning of period

691.Income from Investment
Operations

692. Net investment income      --
(loss)D

693. Net realized and           2.35
unrealized gain (loss)

694. Total from investment      2.35
operations

695.Net asset value, end of    $ 12.35
period

696.Total returnB,C             23.50%

697.Net assets, end of period  $ 12,898
(000 omitted)

698.Ratio of expenses to        1.50%A,E
average net assets

699.Ratio of expenses to        1.42%A,F
average net assets after
expense reductions

700.Ratio of net investment     (.15)%A
income (loss) to average net
assets

701.Portfolio turnover          204%A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

   ADVISOR VALUE STRATEGIES
702.Selected Per-Share Data
and Ratios

703.Years ended November 30    1998      1997G      1996H     1995E

704.Net asset value,           $ 27.63   $ 22.57    $ 24.80   $ 22.35
beginning of period

705.Income from Investment
Operations

706. Net investment income      (.05)D    (.05)D     .29D      .55
(loss)

707. Net realized and           (1.10)    5.98       .17       3.00
unrealized gain (loss)

708. Total from investment      (1.15)    5.93       .46       3.55
operations

709.Less Distributions

710. From net investment        --        --         (.34)     (.55)
income

711. From net realized gain     (2.31)    (.87)      (2.35)    (.55)

712. Total distributions        (2.31)    (.87)      (2.69)    (1.10)

713.Net asset value, end of    $ 24.17   $ 27.63    $ 22.57   $ 24.80
period

714.Total returnB,C             (4.12)%   27.16%     1.99%     15.96%

715.Net assets, end of period  $ 4,808   $ 5,564    $ 41,832  $ 20,429
(000 omitted)

716.Ratio of expenses to        .85%      1.06%A     .78%      .97%A
average net assets

717.Ratio of expenses to        .84%F     1.05%A,F   .76%F     .96%A,F
average net assets after
expense reductions

718.Ratio of net investment     (.20)%    (.21)%A    1.21%     2.55%A
income (loss) to average net
assets

719.Portfolio turnover          64%       61%A       151%      142%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G ELEVEN MONTHS ENDED NOVEMBER 30, 1997.
H YEAR ENDED DECEMBER 31
ADVISOR MID CAP
720.Selected Per-Share Data
and Ratios

721.Years ended November 30    1998      1997      1996E

722.Net asset value,           $ 14.12   $ 11.70   $ 10.00
beginning of period

723.Income from Investment
Operations

724. Net investment income      .01       .01       (.02)
(loss)D

725. Net realized and           1.18      2.63      1.72
unrealized gain (loss)

726. Total from investment      1.19      2.64      1.70
operations

727.Less Distributions

728. From net realized gain     (1.49)    (.22)     --

729.Net asset value, end of    $ 13.82   $ 14.12   $ 11.70
period

730.Total returnB,C             9.60%     23.04%    17.00%

731.Net assets, end of period  $ 34,551  $ 30,542  $ 3,600
(000 omitted)

732.Ratio of expenses to        .87%      .91%      1.50%A,F
average net assets

733.Ratio of expenses to        .84%G     .84%G     1.50%A
average net assets after
expense reductions

734.Ratio of net investment     .04%      .08%      (.27)%A
income (loss) to average net
assets

735.Portfolio turnover          139%      208%      101%A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY GROWTH

736.Selected Per-Share Data
and Ratios

737.Years ended November 30    1998         1997         1996         1995       1994

738.Net asset value,           $ 52.86      $ 45.52      $ 40.39      $ 28.90    $ 29.74
beginning of period

739.Income from Investment
Operations

740. Net investment income      .06B         .22B         .45B         .28        .30

741. Net realized and           13.08        8.72         7.00         11.69      .42
unrealized gain (loss)

742. Total from investment      13.14        8.94         7.45         11.97      .72
operations

743.Less Distributions

744. From net investment        (.05)D       (.37)        (.21)        (.27)      (.11)
income

745. From net realized gain     (6.24)D      (1.23)       (2.11)       (.16)      (1.45)

746. In excess of net           --           --           --           (.05)      --
realized gain

747. Total distributions        (6.29)       (1.60)       (2.32)       (.48)      (1.56)

748.Net asset value, end of    $ 59.71      $ 52.86      $ 45.52      $ 40.39    $ 28.90
period

749.Total returnA               28.67%       20.46%       19.68%       42.15%     2.46%

750.Net assets, end of period  $ 1,087,907  $ 1,032,453  $ 1,323,526  $ 791,074  $ 410,450
(000 omitted)

751.Ratio of expenses to        .76%         .77%         .79%         .83%       .86%
average net assets

752.Ratio of expenses to        .74%C        .75%C        .77%C        .83%       .84%C
average net assets after
expense reductions

753.Ratio of net investment     .12%         .46%         1.11%        .92%       1.00%
income to average net assets

754.Portfolio turnover          122%         108%         76%          97%        137%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

ADVISOR LARGE CAP
755.Selected Per-Share Data
and Ratios

756.Years ended November 30    1998     1997     1996H

757.Net asset value,           $ 14.05  $ 11.86  $ 10.00
beginning of period

758.Income from Investment
Operations

759. Net investment incomeD     .03      .04G     .03

760. Net realized and           3.56     2.24     1.83
unrealized gain (loss)

761. Total from investment      3.59     2.28     1.86
operations

762.Less Distributions

763. From net realized gain     (.87)I   (.09)    --

764.Net asset value, end of    $ 16.77  $ 14.05  $ 11.86
period

765.Total returnB,C             27.35%   19.39%   18.60%

766.Net assets, end of period  $ 8,742  $ 6,560  $ 9,144
(000 omitted)

767.Ratio of expenses to        .99%     1.15%    1.50%A,E
average net assets

768.Ratio of expenses to        .97%F    1.12%F   1.48%A,F
average net assets after
expense reductions

769.Ratio of net investment     .18%     .32%     .38%A
income to average net assets

770.Portfolio turnover          141%     93%      59%A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

ADVISOR GROWTH OPPORTUNITIES

771.Selected Per-Share Data
and Ratios

772.Year ended November 30     1998       1997G      1997H      1996H      1995E

773.Net asset value,           $ 44.31    $ 42.85    $ 35.47    $ 30.97    $ 29.04
beginning of period

774.Income from Investment
Operations

775. Net investment income      .65D       .05D       .75D       .77D       .12

776. Net realized and           8.10       1.41       8.78       4.74       1.81
unrealized gain (loss)

777. Total from investment      8.75       1.46       9.53       5.51       1.93
operations

778.Less Distributions

779. From net investment        (.68)      --         (.71)      (.61)      --
income

780. From net realized gain     (2.60)     --         (1.44)     (.40)      --

781. Total distributions        (3.28)     --         (2.15)     (1.01)     --

782.Net asset value, end of    $ 49.78    $ 44.31    $ 42.85    $ 35.47    $ 30.97
period

783.Total returnB,C             21.29%     3.41%      28.07%     18.25%     6.65%

784.Net assets, end of period  $ 618,433  $ 391,713  $ 374,978  $ 250,283  $ 71,953
(000 omitted)

785.Ratio of expenses to        .62%       .71%A      .66%       .85%       .82%A
average net assets

786.Ratio of expenses to        .61%F      .70%A,F    .65%F      .84%F      .81%A,F
average net assets after
expense reductions

787.Ratio of net investment     1.43%      1.60%A     1.91%      2.38%      2.33%A
income to average net assets

788.Portfolio turnover          25%        33%A       35%        33%        39%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ONE MONTH ENDED NOVEMBER 30
H YEARS ENDED OCTOBER 31

ADVISOR GROWTH & INCOME
789.Selected Per-Share Data
and Ratios

790.Years ended November 30    1998      1997E

791.Net asset value,           $ 12.47   $ 10.00
beginning of period

792.Income from Investment
Operations

793. Net investment incomeD     .11       .07

794. Net realized and           2.79      2.45
unrealized gain (loss)

795. Total from investment      2.90      2.52
operations

796.Less Distributions

797. From net investment        (.09)     (.05)
income

798. From net realized gain     (.18)     --

799. Total distributions        (.27)     (.05)

800.Net asset value, end of    $ 15.10   $ 12.47
period

801.Total returnB,C             23.69%    25.26%

802.Net assets, end of period  $ 97,052  $ 73,911
(000 omitted)

803.Ratio of expenses to        .76%      1.19%A
average net assets

804.Ratio of expenses to        .75%F     1.19%A
average net assets after
expense reductions

805.Ratio of net investment     .82%      .64%A
income to average net assets

806.Portfolio turnover          54%       82%A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR EQUITY INCOME

807.Selected Per-Share Data
and Ratios

808.Years ended November 30    1998       1997       1996       1995       1994

809.Net asset value,           $ 27.07    $ 23.00    $ 20.09    $ 16.07    $ 14.93
beginning of period

810.Income from Investment
Operations

811. Net investment income      .34B       .39B       .42B       .45        .41B

812. Net realized and           3.24       4.68       3.37       4.28       1.05
unrealized gain (loss)

813. Total from investment      3.58       5.07       3.79       4.73       1.46
operations

814.Less Distributions

815. From net investment        (.34)      (.41)      (.42)      (.43)      (.32)
income

816. From net realized gain     (1.72)     (.59)      (.46)      (.28)      --

817. Total distributions        (2.06)     (1.00)     (.88)      (.71)      (.32)

818.Net asset value, end of    $ 28.59    $ 27.07    $ 23.00    $ 20.09    $ 16.07
period

819.Total returnA               14.23%     22.87%     19.54%     30.43%     9.82%

820.Net assets, end of period  $ 493,144  $ 464,031  $ 343,867  $ 297,453  $ 197,533
(000 omitted)

821.Ratio of expenses to        .68%       .69%       .71%       .74%       .73%
average net assets

822.Ratio of expenses to        .67%C      .67%C      .70%C      .73%C      .71%C
average net assets after
expense reductions

823.Ratio of net investment     1.25%      1.60%      2.02%      2.52%      2.62%
income to average net assets

824.Portfolio turnover          59%        55%        78%        80%        140%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR BALANCED

825.Selected Per-Share Data
and Ratios

826.Years ended October 31     1998H     1998      1997      1996      1995E

827.Net asset value,           $ 19.35   $ 18.85   $ 16.11   $ 15.40   $ 15.23
beginning of period

828.Income from Investment
Operations

829. Net investment income      .05D      .60D      .61D      .54D      .25

830. Net realized and           .63       1.81      2.86      .87       .09
unrealized gain (loss)

831. Total from investment      .68       2.41      3.47      1.41      .34
operations

832.Less Distributions

833. From net investment        --        (.65)     (.62)     (.67)     (.17)
income

834. From net realized gain     --        (1.26)    (.11)     (.03)     --

835. Total distributions        --        (1.91)    (.73)     (.70)     (.17)

836.Net asset value, end of    $ 20.03   $ 19.35   $ 18.85   $ 16.11   $ 15.40
period

837.Total returnB,C             3.51%     13.45%    21.97%    9.41%     2.22%

838.Net assets, end of period  $ 63,136  $ 61,045  $ 38,924  $ 21,819  $ 993
(000 omitted)

839.Ratio of expenses to        .66%A     .65%      .69%      1.06%     .92%A,F
average net assets

840.Ratio of expenses to        .66%A     .63%G     .69%      1.03%G    .91%A,G
average net assets after
expense reductions

841.Ratio of net investment     3.48%A    3.15%     3.42%     3.54%     4.54%A
income to average net assets

842.Portfolio turnover          73%A      85%       70%       223%      297%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

PRIOR PERFORMANCE OF SIMILAR FUNDS

Because Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation (Corresponding Funds) were new when this prospectus was printed, their performance history is not included. However, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are modeled after the following existing funds, respectively: Fidelity Retirement Growth Fund, Fidelity Dividend Growth Fund, and Fidelity Asset Manager: Growth (Related Funds).

The Related Funds are managed by FMR and have investment objectives and policies that are substantially identical in all material respects to those of the Corresponding Funds offered through this prospectus. The Related Funds, however, have different expenses and are sold through different distribution channels. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than the Related Funds. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds offered through this prospectus. The performance data of the Related Funds is net of management fees and other expenses and is based on past results.

Although the Corresponding Funds have investment objectives and policies that are substantially identical in all material respects to those of the Related Funds, you should not assume that the Corresponding Funds will have the same performance as the Related Funds. For example, a Corresponding Fund's future performance may be better or worse than the performance of its Related Fund due to, among other things, differences in sales charges, expenses, asset sizes and cash flows between the Corresponding Fund and its Related Fund.

The first table below shows the date FMR began managing each Related Fund and the asset size of each Related Fund as of December 31, 1998.

The next group of tables on page 195 shows changes in the performance of each Related Fund from year to year.

The last group of tables on page 197 compares the performance of each Related Fund to the performance of a market index and, for Fidelity Asset Manager: Growth, a combination of market indexes and (except for Fidelity Asset Manager: Growth) an average of the performance of similar funds over various periods of time.

The performance of each Related Fund does not represent the past performance of the Corresponding Funds and should not be interpreted as indicative of the future performance of the Corresponding Funds or the Related Funds.

CORRESPONDING FUND OFFERED   RELATED FUND (INCEPTION DATE)
THROUGH THIS PROSPECTUS      AND ASSET SIZE

Fidelity Advisor Retirement  Fidelity Retirement Growth
Growth Fund                  Fund (March 25, 1983)
                             $4,946,100,000

Fidelity Advisor Dividend    Fidelity Dividend Growth Fund
Growth Fund                  (April 27, 1993)
                             $10,368,600,000

Fidelity Advisor Asset       Fidelity Asset Manager:
Allocation Fund              Growth (December 30, 1991)
                             $5,119,900,000

YEAR-BY-YEAR RETURNS FOR THE RELATED FUNDS

FIDELITY RETIREMENT GROWTH

Calendar Years              1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                            30.41%  -10.16%  45.58%  10.60%  22.13%  0.06%  24.28%  8.33%  18.54%  35.89%



Percentage (%)
Row: 1, Col: 1, Value: 30.4
Row: 2, Col: 1, Value: -10.0
Row: 3, Col: 1, Value: 45.5
Row: 4, Col: 1, Value: 10.6
Row: 5, Col: 1, Value: 22.0
Row: 6, Col: 1, Value: 0.06000000000000001
Row: 7, Col: 1, Value: 24.28
Row: 8, Col: 1, Value: 8.33
Row: 9, Col: 1, Value: 18.54
Row: 10, Col: 1, Value: 35.89

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY RETIREMENT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 21.80% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.09% (QUARTER ENDING SEPTEMBER 30, 1990).

FIDELITY DIVIDEND GROWTH

Calendar Years                                1994   1995    1996    1997    1998

                                              4.27%  37.53%  30.14%  27.90%  35.85%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 4.2
Row: 7, Col: 1, Value: 37.53
Row: 8, Col: 1, Value: 30.14
Row: 9, Col: 1, Value: 27.9
Row: 10, Col: 1, Value: 35.84999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY DIVIDEND GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 19.53% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.15% (QUARTER
ENDING SEPTEMBER 30, 1997).

FIDELITY ASSET MANAGER: GROWTH

Calendar Years                              1992    1993    1994    1995    1996    1997    1998

                                            19.08%  26.32%  -7.39%  19.95%  17.59%  26.46%  18.08%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 19.0
Row: 5, Col: 1, Value: 26.0
Row: 6, Col: 1, Value: -7.39
Row: 7, Col: 1, Value: 19.9
Row: 8, Col: 1, Value: 17.59
Row: 9, Col: 1, Value: 26.4
Row: 10, Col: 1, Value: 18.0

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY ASSET MANAGER:
GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 16.07% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -8.20%
(QUARTER ENDING SEPTEMBER 30, 1998).
AVERAGE ANNUAL RETURNS FOR THE RELATED FUNDS

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fund*
December 31, 1998

FIDELITY RETIREMENT GROWTHC        35.89%       16.76%        17.46%

S&P 500                            28.58%       24.06%        19.21%

Lipper Capital Appreciation        19.96%       14.96%        14.09%
Funds Average

FIDELITY DIVIDEND GROWTHC          35.85%       26.53%        26.53%A

S&P 500                            28.58%       24.06%        24.06%A

Lipper Growth Funds Average        22.86%       18.63%        18.63%A

FIDELITY ASSET MANAGER: GROWTHC    18.08%       14.30%        16.62%B

S&P 500                            28.58%       24.06%        19.51%B

Fidelity Aggressive Asset          22.74%       18.37%        15.50%B
Allocation Composite Index


* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.
A FROM JANUARY 1, 1994.
B FROM JANUARY 1, 1992.
C FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.57% FOR FIDELITY RETIREMENT GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED JULY 31, 1998, THE TOTAL OPERATING EXPENSES WERE 0.86% FOR FIDELITY DIVIDEND GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.80% FOR FIDELITY ASSET MANAGER: GROWTH (INCLUDING EXPENSE REDUCTIONS). IF FMR HAD NOT REIMBURSED CERTAIN EXPENSES DURING THESE PERIODS, FIDELITY ASSET MANAGER: GROWTH'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

Fidelity Aggressive Asset Allocation Composite Index is a hypothetical representation of the performance of Fidelity Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market). The following indexes are used to calculate the Composite
Index: stocks - the Standard & Poor's 500 Index (S&P 500), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

The S&P 500 is a market capitalization-weighted index of common stocks.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

The Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.






You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940,    FILE NUMBER, 811-3785    .

Fidelity,    TechnoQuant    , Fidelity Investments & (Pyramid) Design,
Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

   1.540265.102 ACOMI-pro-0299 -01